   As filed with the Securities and Exchange Commission on December 29, 1998


                                             1933 Act Registration No.   2-91362
                                              1940 Act Registration No. 811-4040

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [_X_]


                        Pre-Effective Amendment No.___                [___]

                        Post-Effective Amendment No. 57               [_X_]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_X_]

                            Amendment No. 50 [_X_]

                       (Check appropriate box or boxes.)

                     PAINEWEBBER MANAGED INVESTMENTS TRUST
              (Exact name of registrant as specified in charter)
                          1285 Avenue of the Americas
                           New York, New York  10019
                   (Address of principal executive offices)
      Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                  Copies to:
                            ELINOR W. GAMMON, Esq.
                           BENJAMIN J. HASKIN, Esq.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                         Washington, D.C.  20036-1800
                           Telephone: (202)778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

[_____]  Immediately upon filing pursuant to Rule 485(b)
[_____]  On _____ pursuant to Rule 485(b)
[_____]  60 days after filing pursuant to Rule 485(a)(1)

[__X__]  On March 1, 1999 pursuant to Rule 485(a)(1)
            -------------
[_____]  75 days after filing pursuant to Rule 485(a)(2)
[_____]  On _____ pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Beneficial Interest.

PaineWebber Global
Equity Fund

PaineWebber Global
Income Fund

PaineWebber
Asia Pacific
Growth Fund

PaineWebber
Emerging Markets
Equity Fund

PROSPECTUS MARCH 1, 1999

---------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved any fund's shares as investments or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


                                    Contents

                                   The Funds

     ----------------------------------------------------------------

What every investor     3 PaineWebber Global Equity Fund
should know about
the Funds               8 PaineWebber Global Income Fund

                       13 PaineWebber Asia Pacific Growth Fund

                       18 PaineWebber Emerging Markets Equity Fund

                       23 Additional Principal Investment Strategies and Risks

                                Your Investment

     -------------------------------------------------------------------------
Information for        24 Managing Your Fund Account
managing your Fund        --Flexible Pricing
account                   --Buying Shares
                          --Selling Shares
                          --Exchanging Shares
                          --Valuation and Pricing

                             Additional Information

     -------------------------------------------------------------------------
Additional important   29 Management
information about
the Funds              31 Dividends and Taxes

                       34 Financial Highlights
     -------------------------------------------------------------------------
Where to learn more
about PaineWebber         Back Cover
Mutual Funds

                             The funds are not
                             complete or balanced
                             investment programs.


                                  ----------
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                               Prospectus Page 2

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                              -------------------
                         PaineWebber Global Equity Fund


                         PaineWebber Global Equity Fund

                      Investment Objective and Strategies

--------------------------------------------------------------------------------


FUND OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund seeks to increase the value of your investment by investing in U.S. and foreign companies.

Mitchell Hutchins Asset Management Inc., the asset management subsidiary of PaineWebber Incorporated, is the fund's investment adviser. Mitchell Hutchins ALLOCATES THE FUND'S ASSETS BETWEEN THE U.S. MARKET AND THE INTERNATIONAL MARKETS. In determining the asset allocation, Mitchell Hutchins evaluates the expected performance of the U.S. stock market and of certain developed international markets. Mitchell Hutchins may allocate a higher portion of fund assets to the U.S. market or the international markets if it believes that one of the two shows a greater potential for higher returns on a risk-adjusted basis.

For the U.S. EQUITIES PORTION of the fund, Mitchell Hutchins selects stocks using an investment style that is a combination of "value" and "growth," with an emphasis on "value." Mitchell Hutchins uses its own Factor Valuation Model to screen over 3,500 companies and then applies traditional fundamental analysis to the stocks ranked highly by the Model. The Model ranks each stock based on several factors, such as dividends and earnings expectations, cash flows, revenues and expected trends for each company and its sensitivity to economic changes in the market. The Mitchell Hutchins Equity Research Team uses these rankings, along with further company-specific research, to determine which securities it will buy and sell for the fund.

For the INTERNATIONAL EQUITIES PORTION of the fund, Mitchell Hutchins has appointed Invista Capital Management, Inc. as the investment sub-adviser. Invista performs qualitative analysis and considers factors such as competitive position, industry supply and demand trends, market share and competitive strengths to help select international stocks for purchase and sale by the fund. Invista also takes into consideration country risks in assessing the companies. Invista may change investments as opportunities or prospects change for particular countries, industries or companies.

Information on the fund's recent investment strategies and holdings can be found in the current annual/semiannual reports (see back cover for information on ordering such reports).

                                  ----------
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                               Prospectus Page 3

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                              -------------------
                         PaineWebber Global Equity Fund



                                     Risks

--------------------------------------------------------------------------------


An investment in the fund is not guaranteed; investors may lose money by investing in this fund.

 . Stock market risk: The fund invests in stocks of U.S. and foreign companies.
  Stock prices generally fluctuate more than those of other securities, and reflect changes in a company's financial condition and the overall market. The fund may experience a substantial or complete loss on an individual stock. However, the fund invests in a large number of companies in an effort to lower this risk and restricts how much it can invest in any one stock.

 . International investing risk: Investments in securities of international issuers involve certain risks not typically associated with U.S.-based issuers. The values of international securities are subject to economic and political developments in the countries and regions where the companies operate, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by foreign tax laws and restrictions on receiving the investment proceeds from a foreign country.

 In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign stock markets are often less liquid and subject to less regulation than the U.S. stock markets.

 . Emerging markets risk: The fund may invest a portion of its assets in securities issued by companies located in emerging markets. These investments involve additional risks. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more advanced countries. Low trading volumes in emerging markets securities may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government's taking private property.

 . Currency risk: The fund's share value may change significantly from changes in exchange rates reducing the U.S. dollar value of the fund's foreign investments. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

 . Global allocation model, investment model and stock selection risk: Mitchell
  Hutchins may not be successful in determining the fund's best relative asset allocation between U.S. and non-U.S. markets. The Factor Valuation Model used by Mitchell Hutchins and its investment process may identify securities that do not perform as well as expected. Similarly, Invista's investment process may not identify securities that perform as well as expected. Changes in economic or individual company conditions could cause both U.S. and foreign securities to underperform expectations.

                                  ----------
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                               Prospectus Page 4

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                              ------------------
                         PaineWebber Global Equity Fund



                                  Performance

--------------------------------------------------------------------------------


RISK/RETURN BAR CHART AND TABLE:

The following bar chart shows how the fund has performed from year to year. Sales charges, which have not been deducted from the total returns for Class A shares, would lower these returns if deducted. The table following the chart indicates what the return would be if you averaged actual performance over various lengths of time.

The fund's past performance does not indicate how the fund will perform in the future.
On October 1, 1998, Mitchell Hutchins Asset Management Inc. assumed the investment management responsibilities for allocating assets between U.S. and international securities and for managing the fund's U.S. securities. Invista Capital Management was appointed sub-adviser for the fund's international investments. Prior to October 1998, another sub-adviser was responsible for managing all fund assets. Thus, while past performance never guarantees future results, information on the fund before October 1, 1998 will be even less relevant.

                                     [LOGO]

* Best quarter:     %; Worst quarter:    %. The fund's year to date total
  return as of January 31, 1999 was  %.

                                   ---------
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                               Prospectus Page 5

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                              -------------------
                         PaineWebber Global Equity Fund


Average annual total returns after deducting the maximum sales charges for all classes of the fund's shares are shown in this table and compared with the performance of the Morgan Stanley Capital International World Index, a broad measure of the performance of stocks traded in Europe, Australia, Asia, the U.S., Canada and South Africa.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                         MSCI
CLASS                            CLASS A    CLASS B   CLASS C   CLASS Y  WORLD
(INCEPTION DATE)                (11/14/91) (8/25/95) (5/10/93) (5/10/93) INDEX
----------------                ---------- --------- --------- --------- -----
ONE YEAR
After deducting maximum sales
 charges.......................

FIVE YEARS
After deducting maximum sales
 charges.......................

LIFE OF CLASS
After deducting maximum sales
 charges.......................

                                  ----------
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                               Prospectus Page 6

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                              -------------------
                         PaineWebber Global Equity Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------


FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  0.85%   0.85%   0.85%   0.85%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    None
Other Expenses.................................  0.XX    0.XX    0.XX    0.XX
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  1.XX%   2.XX%   2.XX%   1.XX%

EXAMPLE:

This example is intended to help you compare the cost of investing in PaineWebber Global Equity Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
Class A.......................................
Class B (assuming sales of all shares at end
 of period)...................................
Class B (assuming no sales of shares).........
Class C (assuming sales of all shares at end
 of period)...................................
Class C (assuming no sales of shares).........
Class Y.......................................

                                  ----------
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                               Prospectus Page 7

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                              -------------------
                         PaineWebber Global Income Fund


                         PaineWebber Global Income Fund

                      Investment Objectives and Strategies

--------------------------------------------------------------------------------

FUND OBJECTIVE:

Primarily, high current income consistent with prudent investment risk; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund seeks to provide high current income, and secondarily capital appreciation, by investing primarily in high-quality bonds of foreign and U.S. issuers.

The high-quality bonds purchased by the fund are issued or guaranteed by the U.S. government or by foreign governments of developed countries or are issued by companies in the U.S. and those foreign countries.

Mitchell Hutchins is the fund's investment adviser. The Global Fixed Income Team at Mitchell Hutchins focuses on the BOND MARKETS OF MAJOR DEVELOPED COUNTRIES such as the U.S., the United Kingdom, Germany and Japan. The portfolio maintains country allocations, foreign currency exposure, and maturity characteristics that reflect Mitchell Hutchins' view of fundamental global economics, currency trends and interest rate patterns. To a lesser extent, the Team evaluates the attractiveness of lower quality bonds, including securities of issuers in less developed, emerging markets. Some assets are allocated to those bonds, taking into account the same fundamental and technical factors as well as relative credit quality.

Information on the fund's recent investment strategies and holdings can be found in the current annual/semiannual reports (see back cover for information on ordering such reports).

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 8

-------------------------------------------------------------------------------
                              -------------------
                        PaineWebber Global Income Fund



                                     Risks

-------------------------------------------------------------------------------

An investment in the fund is not guaranteed; investors may lose money by investing in this fund.

 . Fixed income securities risk: The fund invests primarily in high quality bonds of foreign and U.S. issuers. Even high-quality bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of a fund's investments in bonds. Credit risk is the risk that an issuer may be, or may be perceived by the market to be unable or unwilling to pay interest and/or principal on the bond.

 . International investing risk: Investing in securities of international issuers involves risks not typically associated with investments in the U.S. These risks include, among others, adverse fluctuations in foreign currency values as well as possible adverse foreign political, social and economic developments. The fund invests in U.S. and foreign bonds. Owning international securities could cause the fund's performance to fluctuate more than if it held solely U.S. bonds. Investments in foreign countries could be affected by factors not present in the U.S., including restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.

 . Emerging markets risk: The fund invests a portion of its assets in securities of issuers located in emerging markets. This involves greater risk. These countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government's taking private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

 . Sovereign investing risk: Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

 . Currency risk: The fund's share value may change significantly from changes in exchange rates reducing the U.S. dollar value of the fund's foreign investments. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

 . Non-diversified status risk: The fund is "non-diversified." This means that more than 5% but no more than 25% of the total assets of the fund may be invested in securities of one issuer (including a foreign government). The fund's portfolio at times may include the securities of a smaller number of issuers than if it were "diversified." Where this is true, the fund will be subject to more risk than a fund holding a broader range of securities, since changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the fund's total return and the price of its shares.

                                  ----------
-------------------------------------------------------------------------------

                               Prospectus Page 9

--------------------------------------------------------------------------------
                              ------------------
                         PaineWebber Global Income Fund



                                  Performance

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart shows how the fund performed from year to year. Sales charges, which have not been deducted from the total returns for Class B shares, would lower these returns if deducted. The table following the chart indicates what the return would be if you averaged actual performance over various lengths of time.

The fund's past performance does not indicate how the fund will perform in the future.
                                     [LOGO]

* Best quarter:     %; Worst quarter:     %. The fund's year-to-date total
  return as of January 31, 1999 was   %.

                                  ----------
--------------------------------------------------------------------------------

                               Prospectus Page 10

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Income Fund

Average annual total returns for all classes of the fund's shares after deducting the maximum sales charges are shown in this table and compared with the performance of the Salomon Brothers World Government Bond Index, a broad measure of fixed-rate bonds with a maturity of one year or longer.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                      SALOMON
                                                                      BROTHERS
                                                                       WORLD
CLASS                          CLASS A   CLASS B  CLASS C   CLASS Y  GOVERNMENT
(INCEPTION DATE)               (7/1/91) (3/20/87) (7/2/92) (8/26/91) BOND INDEX
----------------               -------- --------- -------- --------- ----------
ONE YEAR
After deducting maximum sales
 charges.....................

FIVE YEARS
After deducting maximum sales
 charges.....................

TEN YEARS
After deducting maximum sales
 charges.....................

LIFE OF CLASS
After deducting maximum sales
 charges.....................

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 11

--------------------------------------------------------------------------------
                              -------------------
                         PaineWebber Global Income Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.0%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%   0.75%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                               CLASS A CLASS B CLASS C CLASS Y
                                               ------- ------- ------- -------
Management Fees...............................  [0.75%  0.75%   0.75%   0.75%]
Distribution and/or Service (12b-1) Fees......   0.25   1.00    0.75    None
Other Expenses................................
                                                -----   ----    ----    ----
Total Annual Fund Operating Expenses..........

EXAMPLE:

This example is intended to help you compare the cost of investing in PaineWebber Global Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
Class A.......................................
Class B (assuming sales of all shares at end
 of period)...................................
Class B (assuming no sales of shares).........
Class C (assuming sales of all shares at end
 of period)...................................
Class C (assuming no sales of shares).........
Class Y.......................................

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 12

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                              -------------------
                      PaineWebber Asia Pacific Growth Fund


                      PaineWebber Asia Pacific Growth Fund

                      Investment Objective and Strategies

--------------------------------------------------------------------------------


FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund seeks capital appreciation by investing PRIMARILY IN STOCKS OF COMPANIES IN THE ASIA PACIFIC REGION, EXCEPT JAPAN.

The Asia Pacific Region, for purposes of this fund, excludes Japan, the largest market in that area. Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand are included. The fund may also invest in other countries in this region whose stock markets are or become sufficiently established.

Mitchell Hutchins, the fund's investment adviser, has appointed Schroder Capital Management International Inc. as the fund's investment sub-adviser. Schroder Capital allocates investments among Asia Pacific Region countries based on its assessment of those countries' long-term business environments. Within those countries, Schroder Capital selects stocks of companies that, based on its analyses of fundamental corporate data, it believes have sustainable competitive advantages and whose growth prospects are undervalued by other investors. Schroder Capital also considers companies' management capability, the ability of the company to tap capital markets, competitive position in both domestic and export markets, government regulation, and other factors.

Information on the fund's recent investment strategies and holdings can be found in the current annual/semiannual reports (see back cover for information on ordering such reports).

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 13

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund



                                     Risks

--------------------------------------------------------------------------------


An investment in the fund is not guaranteed; investors may lose money by investing in this fund.

 . Concentration risk: The fund invests primarily in companies in the Asia
  Pacific Region (excluding Japan). This area generally consists of less developed and less stable economies, stock markets and currencies than in Europe or North America. These Asian Pacific economies are dependent on exports outside their immediate region, and they are more subject to external influences, such as U.S. and global economic events, than more developed countries. Some countries are heavily dependent on international trade. Few of the Asia Pacific Region countries have Western-style governments. Although some countries have experienced rapid growth, many have less advanced financial sectors and undeveloped legal systems. Political, economic, market and other factors affecting these countries will likely affect the values of the fund's investments more than if the fund were invested in more developed countries or in a greater range of geographic regions.

 . International investing risk: The fund's international securities involve more risks than United States investments. Their value is subject to economic, political, and social developments in the countries where the companies operate (such as changes in monetary policies) and changes in foreign currency values. Investments in foreign countries could be affected by factors not present in the United States, including restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.

 In general, less published information is available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign stock markets may be less liquid and less regulated than U.S. stock markets.

 . Emerging markets risk: The risks of foreign investing increase when investing in emerging markets, including those in the Asia Pacific Region. These countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government's taking private property. The possibility of low or nonexistent trading volume in emerging markets securities may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

 . Currency risk: The fund's share value may change significantly from changes in exchange rates reducing the U.S. dollar value of the fund's foreign investments. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 14

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund



                                  Performance

--------------------------------------------------------------------------------


RISK/RETURN BAR CHARTS AND TABLES:

The following bar chart shows how the fund has performed from year to year. Sales charges, which have not been deducted from the total returns for Class A shares, would lower these returns if deducted. The table following the chart indicates what the return would be if you averaged actual performance over various lengths of time.

The fund's past performance does not indicate how the fund will perform in the future.


                                     [LOGO]


* Best quarter:    %; Worst quarter:     %. The fund's year-to-date total
  return as of January 31, 1999 was  %.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 15

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund


Average annual total returns for all classes of the fund's shares after deducting the maximum sales charges are shown in this table and compared with the performance of the MSCI Asia Pacific Free (ex-Japan) Index, a broad measure of equity market performance in the markets in which the fund invests.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                      MSCI
                                                                  ASIA PACIFIC
                                                                   FREE FUND
CLASS                      CLASS A   CLASS B   CLASS C   CLASS Y   (EX-JAPAN)
(INCEPTION DATE)          (3/25/97) (3/25/97) (3/25/97) (3/13/98)    INDEX
----------------          --------- --------- --------- --------- ------------
ONE YEAR
After deducting maximum
 sales charges...........

LIFE OF CLASS
After deducting maximum
 sales charges...........

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 16

--------------------------------------------------------------------------------
                              -------------------
                      PaineWebber Asia Pacific Growth Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------


FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  1.20%   1.20%   1.20%   1.20%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    None
Other Expenses.................................
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........

EXAMPLE:

The following example is intended to help you compare the cost of investing in PaineWebber Asia Pacific Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
Class A.......................................
Class B (assuming sales of all shares at end
 of period)...................................
Class B (assuming no sales of shares).........
Class C (assuming sales of all shares at end
 of period)...................................
Class C (assuming no sales of shares).........
Class Y.......................................

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 17

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund


                    PaineWebber Emerging Markets Equity Fund

                      Investment Objective and Strategies

--------------------------------------------------------------------------------


FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund seeks long-term capital appreciation by investing primarily in STOCKS OF COMPANIES IN NEWLY INDUSTRIALIZING COUNTRIES. The fund can also buy bonds of companies or foreign governments.

"Emerging markets" are the markets in all the countries not included in the Morgan Stanley Capital International ("MSCI") World Index, an index of major world economies. Malaysia also is considered an emerging market.

Mitchell Hutchins, the fund's investment adviser, has appointed Schroder Capital Management International Inc. as the fund's investment sub-adviser. The fund maintains a diversified portfolio consisting primarily of stocks of issuers in emerging markets. Within each emerging market, the fund is diversified through investments in a number of local companies characterized by attractive valuation relative to expected growth.

Schroder Capital focuses on stocks in emerging market countries where it expects favorable long-term business environments and where it believes a company's growth is less likely to be impeded by adverse macro-economic or political factors. Within those countries, Schroder Capital selects stocks of companies that, based on its analyses of fundamental corporate data, it believes have sustainable competitive advantages and whose growth prospects are undervalued by other investors.

Information on the fund's recent investment strategies and holdings can be found in the current annual/semiannual reports (see back cover for information on ordering such reports).

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 18

-------------------------------------------------------------------------------
                              -------------------
                   PaineWebber Emerging Markets Equity Fund



                                     Risks

-------------------------------------------------------------------------------


An investment in the fund is not guaranteed; investors may lose money by investing in this fund.

 . Stock market risk: The fund invests primarily in stocks of companies in newly industrializing countries. Stocks of such companies are more volatile than those of companies in more developed markets. Consequently, it is possible that the fund may experience a substantial or complete loss on an individual stock. However, the fund invests in many companies in an effort to reduce this risk, and restricts how much it can invest in any one stock.

 . International investing risk: Investing in international securities involves more risks than investing in the United States. Their value is subject to economic and political developments in the countries where the companies operate, such as changes in foreign economic or monetary policies, as well as changes in foreign currency values. Investments in foreign countries could be affected by factors not present in the United States, including restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities are subject to less efficient settlement practices, including extended clearance and settlement periods.

 In general, less published information is available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign stock markets may be less liquid and subject to less regulation than the U.S. stock markets.

 . Emerging markets risk: The fund invests in securities issued by companies located in emerging markets. This involves greater risks. These countries typically have economic and political systems that are relatively less fully developed, and can be expected to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government's taking private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

 . Currency risk: The fund's share value may change significantly from changes in exchange rates reducing the U.S. dollar value of the fund's foreign investments. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

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                              Prospectus Page 19

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                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                                  Performance

--------------------------------------------------------------------------------


RISK/RETURN BAR CHARTS AND TABLES:

The following bar chart shows how the fund performed from year to year. Sales charges, which have not been deducted from the total returns for Class A shares, would lower these returns if deducted. The table following the chart indicates what the return would be if you averaged actual performance over various lengths of time.

The fund's past performance does not indicate how the fund will perform in the future.

On February 25, 1997, Mitchell Hutchins appointed Schroder Capital as sub-adviser for Emerging Markets Equity Fund; prior to that date, another sub-adviser managed the portfolio. Thus, while past performance is never a guarantee of future results, information for periods prior to that date may be less relevant.


                                     [LOGO]


* Best quarter:     %; Worst quarter:     %. The fund's year-to-date total
  return as of January 31, 1999 was  %.


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                               Prospectus Page 20

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                              -------------------
                    PaineWebber Emerging Markets Equity Fund


Average annual total returns after deducting the maximum sales charges for all classes of the fund's shares are shown in this table and compared with the performance of the MSCI Emerging Markets Free Index, a broad measure of emerging markets equity performance.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                                       MSCI
                                                                     EMERGING
CLASS                        CLASS A   CLASS B   CLASS C   CLASS Y   MARKETS
(INCEPTION DATE)            (1/19/94) (12/5/95) (1/19/94) (1/19/94) FREE INDEX
----------------            --------- --------- --------- --------- ----------
ONE YEAR
After deducting maximum
 sales charges.............

LIFE OF CLASS
After deducting maximum
 sales charges.............

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                               Prospectus Page 21

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                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                            Expenses and Fee Tables

--------------------------------------------------------------------------------


FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  1.20%   1.20%   1.20%   1.20%
Distribution and/or Service(12b-1) Fees........  0.25    1.00    1.00    None
Other Expenses.................................
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........

EXAMPLE:

The following example is intended to help you compare the cost of investing in PaineWebber Emerging Markets Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                               ------ ------- ------- --------
Class A.......................................
Class B (assuming sales of all shares at end
 of period)...................................
Class B (assuming no sales of shares).........
Class C (assuming sales of all shares at end
 of period)...................................
Class C (assuming no sales of shares).........
Class Y.......................................

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                               Prospectus Page 22

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund



              Additional Principal Investment Strategies and Risks

--------------------------------------------------------------------------------


THE FOLLOWING INFORMATION APPLIES TO ALL OF THE FUNDS:

DEFENSIVE POSITIONS; CASH RESERVES. When Mitchell Hutchins or the applicable sub-adviser believes that unusual circumstances warrant a defensive posture, the funds may temporarily commit all or a portion of assets to cash or investment grade money market instruments of U.S. or foreign issuers, including repurchase agreements. By taking a defensive position, a fund might not achieve its investment objective because the adviser or sub-adviser is retrenching in an attempt to protect the fund. Each of the funds may invest up to 35% of its total assets in cash or investment grade money market instruments for liquidity purposes, pending investment in other securities, to reinvest cash collateral from securities lending or, in the case of Global Income Fund, as part of its ordinary investment activities. Global Income Fund's investment of cash collateral from securities lending in such money market instruments is not subject to this 35% limitation.

PORTFOLIO TURNOVER. The funds' portfolio turnover rates may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins or a sub-adviser deems portfolio changes appropriate. A higher turnover rate (100% or more) for each fund will involve correspondingly greater transaction costs which will be borne directly by a fund, and may increase the potential for more taxable dividends and distributions being paid to shareholders.

DERIVATIVES. Some of the instruments in which the funds may invest may be referred to as "derivatives," because their value "derives" from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' view, derivative securities also include specially structured types of mortgage- and asset-backed securities and dollar denominated securities whose value is linked to foreign currencies. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may have its own special risks. Mitchell Hutchins and the sub-advisers take these risks into account in their management of the funds.

Each fund may use certain instruments and strategies designed to adjust the overall risk of its investment portfolio ("hedge") or, in the case of Global Income Fund, to enhance income or realize gains. Mitchell Hutchins also may use futures contracts to adjust Global Equity Fund's exposure to U.S. and foreign stock markets in connection with a reallocation of that fund's assets. Use of derivative instruments solely to enhance income or realize gains may be considered a form of speculation. The funds might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. In some countries there may not be a market for derivative instruments, or it may be too small to permit effective hedging.

YEAR 2000 RISKS AND EURO ISSUES. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

The funds could also be adversely affected by the conversion of European currencies into the Euro beginning January 1, 1999. This conversion will not be complete until 2002 and its full implementation may be delayed. Difficulties with the conversion and potential delays may significantly impact European capital markets and could increase volatility in world capital markets.

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                               Prospectus Page 23

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


                                Your Investment

                           Managing Your Fund Account

--------------------------------------------------------------------------------


FLEXIBLE PRICING

The funds offer four classes of shares with different sales charges and ongoing expenses--Class A, Class B, Class C and Class Y. You can choose the class that is best for you, based upon how much you plan to invest in the funds and how long you plan to hold your fund investment. Class Y shares require a $10 million dollar investment.

CLASS A SHARES

Class A shares have a front-end load sales charge, which is added to the fund's net asset value (NAV) at the time of purchase. The amount of that sales charge is not invested in the funds. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets. The ongoing expenses of this class are lower than those of Class B and Class C shares.


THE CLASS A SALES CHARGE FOR PAINEWEBBER GLOBAL EQUITY FUND, PAINEWEBBER ASIA PACIFIC GROWTH FUND AND EMERGING MARKETS EQUITY FUND IS AS FOLLOWS:

                           SALES CHARGE AS A PERCENTAGE OF:  DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT      OFFERING PRICE NET AMOUNT INVESTED  PERCENTAGE OF OFFERING PRICE
--------------------      -------------- ------------------- -------------------------------
Less than $50,000.......       4.50%            4.71%                     4.25%
$50,000 to $99,999......       4.00             4.17                      3.75
$100,000 to $249,999....       3.50             3.63                      3.25
$250,000 to $499,999....       2.50             2.56                      2.25
$500,000 to $999,999....       1.75             1.78                      1.50
$1,000,000 and over(1)..       None             None                      1.00(2)

-------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may withdraw annually no more than 12% of the value of the fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 1% to PaineWebber.

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                               Prospectus Page 24

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


THE CLASS A SALES CHARGE FOR PAINEWEBBER GLOBAL INCOME FUND IS AS FOLLOWS:

                           SALES CHARGE AS A PERCENTAGE OF:
                          ---------------------------------- DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT      OFFERING PRICE NET AMOUNT INVESTED  PERCENTAGE OF OFFERING PRICE
--------------------      -------------- ------------------- -------------------------------
Less than $100,000......       4.00%            4.17%                     3.75%
$100,000 to $249,999....       3.00             3.09                      2.75
$250,000 to $499,999....       2.25             2.30                      2.00
$500,000 to $999,999....       1.75             1.78                      1.50
$1,000,000 and over(1)..       None             None                      1.00(2)

-------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may withdraw annually no more than 12% of the value of the fund account under the Plan in the first year after purchase.
(2) Mitchell Hutchins pays 1% to PaineWebber.

Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in the other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber funds that you are buying.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

 . their spouses, parents or children under age 21;

 . their Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . any company controlled by the investor;

 . trusts created by the investor;

 . Uniform Gifts to Minors Act/Uniform Transfer to Minors Act accounts created by the investor or group of investors' children; or

 . accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

 . Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

 . Buy these shares through a PaineWebber investment executive who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

 . were the investment executive's client at the competing brokerage firm;

 . within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 . purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

 . Own PaineWebber unit investment trusts and elect to have dividends and other distributions on those units reinvested in fund shares;

 . Are an employer establishing certain types of qualified employee benefit plans and have 50 or more eligible employees in the plan or the plan has at least $1 million in assets;

 . Are a participant in the PaineWebber Members Only Program(TM). For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested;

 . Are a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable

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                               Prospectus Page 25

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund

 annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

 . Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

 . Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the fund; or

 . Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

Note: If you think you qualify for any of these sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber investment executive or correspondent firm or call 1-800-647-1568.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay a sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 service fee of 0.25% of average net assets and an annual 12b-1 distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you paid a front-end sales charge. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the LESSER of the net asset value at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                                            PERCENTAGE BY WHICH
IF YOU SELL                                                THE SHARES' NET ASSET
SHARES WITHIN:                                             VALUE IS MULTIPLIED:
--------------                                             ---------------------
1st year since purchase...................................            5%
2nd year since purchase...................................            4
3rd year since purchase...................................            3
4th year since purchase...................................            2
5th year since purchase...................................            2
6th year since purchase...................................            1
7th year since purchase...................................         None

To minimize the deferred sales charge, we will assume that you are selling

 . First, Class B shares representing reinvested dividends and capital gains distributions, and

 . Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 . You participate in the Systematic Withdrawal Plan;

 . You are older than 59 1/2 and are selling shares held in certain types of retirement plans;

 . You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement; or

 . The shares are sold within one year of the death of the investor and the investor owned the shares either (1) as the sole shareholder or (2) with his or her spouse as a joint tenant with the right of survivorship.

Note: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber investment executive or correspondent firm
or call 1-800-        . If you want more information on the Systematic
Withdrawal Plan, you should contact your PaineWebber investment executive or
correspondent firm or call 1-800-        .

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                               Prospectus Page 26

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


CLASS C SHARES

Class C shares have a level load sales charge. When you purchase Class C shares, we invest 100% of your purchase in fund shares. However, you may have to pay a deferred sales charge if you sell your shares within one year of the date you purchased them.

Class C shares pay an ongoing 12b-1 service fee of 0.25% of average net assets and an ongoing 12b-1 distribution fee of 0.75% (0.50% for Global Income Fund) of average net assets. Over time these fees will increase the cost of your investment and may cost you more than if you paid a front-end sales charge. Class C shares don't convert to another class of shares, which means that you will pay the 12b-1 fees for as long as you own your shares.

We calculate the deferred sales charge on sales of Class C shares at the LESSER of 1% (0.75% for Global Income Fund) of the shares' net asset value at the time of purchase or net asset value at the time of sale. We will not impose the deferred sales charge on shares representing reinvestment of dividends or capital gains distributions or on sales under the Systematic Withdrawal Plan.

Note: If you want more information on the Systematic Withdrawal Plan, you should contact your PaineWebber investment executive or correspondent firm or
call 1-800-        .

CLASS Y SHARES

Class Y shares have a no load sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 . Buy shares through PaineWebber's PACE Multi-Advisor Program;

 . Buy $10 million or more of PaineWebber fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

 . Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The only other eligible purchaser of Class Y shares is the trustee of PaineWebber's 401(k) Plus Plan for its employees.

Class Y shares do not pay ongoing sales or distribution fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

PaineWebber clients may purchase shares through PaineWebber investment executives. Investors who are not PaineWebber clients may invest in the funds through the transfer agent, PFPC Inc., by completing and signing an account application. The application may be obtained by calling 1-800-647-1568. The completed application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

PaineWebber mutual fund investors wishing to invest in other PaineWebber Funds may do so by:

 . By contacting their investment executive, if they have an account at PaineWebber or a PaineWebber correspondent firm.

 . Mailing an application with a check; or

 . Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
--------------------
To open an account....................................................... $1,000
To add to an account..................................................... $  100

Each fund may waive or reduce these amounts for:

 . Employees of PaineWebber or its affiliates; or

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

SELLING SHARES

Investors may sell their fund shares at any time. Your shares will be sold at the net asset value for each class next determined after your order is accepted by the fund's transfer agent, subject to contingent deferred sales charges.

Investors who own more than one class of shares should specify which class they wish to sell. If they do not, the fund will assume the investor wishes to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

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                               Prospectus Page 27

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


If a shareholder wants to sell shares that were purchased recently, the fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or a PaineWebber correspondent firm may sell shares by contacting their investment executive.

Investors who do not have an account at PaineWebber or a correspondent firm and who bought their shares through the transfer agent may sell shares by writing a "letter of instruction."

The letter of instruction must include:

 . the investor's name and address;

 . the fund's name;

 . the fund account number;

 . the dollar amount or number of shares to be sold; and

 . a guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Agents Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

The letter of instruction must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Shareholders who sell Class A shares may purchase Class A shares of the same fund again to reinstate their account, with no sales charge, if they repurchase the shares within 365 days after the sale.

AUTOMATIC REDEMPTION OF SMALL ACCOUNTS

Each fund incurs fixed costs in maintaining shareholder accounts. The funds, therefore, reserve the right to repurchase all shares in any account with a net asset value of less than $500.

If a fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. A fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share. The funds' shares cannot be redeemed if net asset value falls below the minimum due to market action.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of another PaineWebber Fund. (You may not exchange Class Y shares.)

PaineWebber funds do not charge a front-end sales charge or deferred sales charge when you exchange shares, but you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you first purchased PaineWebber funds to determine whether you owe a deferred sales charge when you sell the shares.

Other PaineWebber funds may have different minimum investment amounts, and you may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first fund purchase has settled and the first fund has received your payment.

PaineWebber Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber investment executive. You may place an order in person, by mail, by telephone or by wire. PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Other Investors: If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include the following information in the letter:

Your name and address,

The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy,

Your account number,

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                               Prospectus Page 28

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


How much you are exchanging (by dollar amount or by number of shares to be sold), and

A guarantee of your signature. You may get guarantee of your signature from a domestic bank or trust company, a broker, a dealer, a clearing agency or a savings association which is a participant in a medallion program recognized by the Securities Transfer Agents Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Programs (SEMP) and New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees which are not a part of these programs.

Mail the letter requesting the exchange to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

The fund may modify or terminate the exchange privilege at any time.

VALUATION AND PRICING

The price of each fund share is based on its net asset value per share. Net asset value is calculated once on each day that the New York Stock Exchange is open, at the close of trading on the exchange (generally, 4:00 p.m. Eastern time). The exchange is not normally open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, and trading on the NYSE will not resume again that day, the fund's net asset value per share will be calculated at the time trading was halted.

Your order to buy or sell shares will be based on the net asset value that is next calculated after your order is accepted by the fund. You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell or redeem Class B or Class C shares. If you place your order through PaineWebber, your PaineWebber investment executive is responsible for making sure that your order is sent promptly to PaineWebber's New York City headquarters.

The funds calculate net asset values separately for each class of shares. Each fund calculates its net asset value based on the current market value for its portfolio securities. If a market value is not available for a particular portfolio security, that security is valued at a fair value determined by or under the direction of the fund's board of trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. The funds translate the values of their investments that are denominated in foreign currencies into U.S. dollars daily based on the current exchange rates. It should be recognized that judgment plays a greater role in valuing thinly traded securities and lower-rated bonds in which a fund may invest, because there is less reliable objective data available.

--------------------------------------------------------------------------------

                                   Management

--------------------------------------------------------------------------------

INVESTMENT ADVISERS. Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York, 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. Mitchell Hutchins managed more than $ billion in mutual fund, institutional and pension plan assets as of December 31, 1998.

Invista Capital Management, Inc. is the sub-adviser for Global Equity Fund's foreign investments. It is located at 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. Invista, which was founded in 1984, is a wholly owned indirect subsidiary of Principal Life Insurance Company and manages substantially all of Principal Life Insurance Company's equity accounts in addition to providing investment advice to other affiliated and non-affiliated customers. As of December 31, 1998, Invista managed approximately $ billion in client assets.

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                               Prospectus Page 29

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


Schroder Capital Management International Inc. is the sub-adviser to Asia Pacific Growth Fund and Emerging Markets Equity Fund. Schroder Capital is located at 1301 Avenue of the Americas, New York, New York 10019. Schroder Capital is a wholly owned indirect subsidiary of Schroders plc, which is listed on the London Stock Exchange and is the holding company parent of a large worldwide group of banks and financial services companies, with associated companies, branch and representative offices located in 23 countries worldwide. As of December 31, 1998, the investment management subsidiaries of the Schroder
Group had approximately $    billion in client assets under management.
Schroder Capital, together with its United Kingdom affiliate Schroder Capital
Management International Limited, had over $    billion under management as of
that date.

GLOBAL EQUITY FUND. Mitchell Hutchins, the fund's investment adviser, is responsible both for allocating the fund's assets between U.S. and foreign markets and for managing the U.S. investments. T. Kirkham Barneby is responsible for the asset allocation decisions for the fund. Mr. Barneby is a managing director and chief investment officer--quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models. Mr. Barneby assumed his fund responsibilities on October 1, 1998.

Mark A. Tincher is primarily responsible for the day-to-day management of the fund's U.S. investments. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of stocks. Prior to joining Mitchell Hutchins in March 1995, Mr. Tincher worked for Chase Manhattan Private Bank, where he was vice president and directed the U.S. funds management and equity research area. At Chase since 1988, Mr. Tincher oversaw the management of all Chase equity funds (the Vista Funds and Trust Investment Funds). Mr. Tincher assumed his fund responsibilities on October 1, 1998.

Invista Capital is the fund's sub-adviser and manages the fund's foreign investments. Scott D. Opsal is primarily responsible for the day-to-day management of the fund's foreign investments. Mr. Opsal has served as executive vice president and chief investment officer of Invista since 1997. Previously, he served as a vice president of Invista from 1986 to 1997. Mr. Opsal assumed his fund responsibilities on October 1, 1998.

GLOBAL INCOME FUND. Mitchell Hutchins is responsible for the day-to-day management of the fund's investments. Stuart Waugh and William King are primarily responsible for the day-to-day portfolio management of the fund. Mr. Waugh has been involved with the fund since its inception, first as an analyst and then as portfolio manager since 1993. Mr. Waugh is a managing director of Mitchell Hutchins responsible for global fixed income investments and currency trading. Mr. Waugh has been with Mitchell Hutchins since 1983. Mr. King joined Mitchell Hutchins in November 1995 and assumed his present responsibilities with respect to the fund in 1997. Previously, he was at IBM Corporation, where he was responsible for the management of IBM Pension Fund's global bond portfolio. Both Mr. Waugh and Mr. King are Chartered Financial Analysts.

Other members of Mitchell Hutchins' international fixed income group provide input on market outlook, interest rate forecasts and other considerations pertaining to global fixed income investments.

ASIA PACIFIC GROWTH FUND. Schroder Capital is the fund's sub-adviser. Since its founding in 1980, Schroder Capital has developed an expertise in Asia Pacific Region Investments. Louise Croset and Heather Crighton, with the assistance of Schroder Capital's Asia Pacific Region investment committee, are primarily responsible for the day-to-day management of the fund. Mesdames Croset and Crighton have served in this capacity since the fund's inception. Ms. Croset, a first vice president and director of Schroder Capital, has been with the firm since 1993. Previously, she was a Vice President of Wellington Management Co. Ms. Croset has managed Asia Pacific Region stocks for the past 14 years. Ms. Crighton, a first vice president of Schroder Capital, has also been with the firm since 1993. Previously, she was fund manager at Mercantile & General Reinsurance Co. She has managed Asia Pacific Region stocks for the past ten years.

EMERGING MARKETS EQUITY FUND. Schroder Capital is the fund's sub-adviser. Schroder Group companies have invested internationally for over 50 years. Schroder Capital has developed an expertise in

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                               Prospectus Page 30

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund

emerging markets investments and has over 50 investment professionals located in 13 offices in emerging market countries around the world. John A. Troiano, Ms. Crighton and Mark Bridgeman, with the assistance of an emerging markets investment committee, have been primarily responsible for the day-to-day management of the fund since Schroder Capital was appointed sub-adviser on February 25, 1997. Mr. Troiano has been chief executive of Schroder Capital since July 1997, and has been employed by various Schroder Group companies in the portfolio management area since 1988. He is currently chairman of Schroder Capital's emerging markets investment committee. Mr. Bridgeman has been a vice president and international fund manager of Schroder Capital since 1995. After joining Schroders in 1990, he worked in the Schroders U.K. Research Department as an Investment Analyst and then from 1992 until 1995 served in Schroders Australia as an Industrial Analyst and Fund Manager.

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rate of average daily net assets:

Global Equity Fund..........................................................   %
Global Income Fund..........................................................   %
Asia Pacific Growth Fund....................................................   %
Emerging Market Equity Fund.................................................   %

--------------------------------------------------------------------------------

                              Dividends and Taxes

--------------------------------------------------------------------------------

DIVIDENDS

GLOBAL EQUITY FUND, ASIA PACIFIC GROWTH FUND AND EMERGING MARKETS EQUITY FUND each normally pays any dividends once a year. The funds' distributions may consist of ordinary income, capital gain and realized gains from foreign currency transactions, if any.

GLOBAL INCOME FUND normally pays monthly dividends from investment income. This monthly payment may include short-term capital gain and foreign currency gains.

EACH FUND annually distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any.

Each fund may make additional distributions to avoid a potential 4% excise tax on certain undistributed income and capital gain.

Dividends paid on Class A, B and C shares are expected to be less than dividends on Class Y shares because of higher expenses on Class A, B and C shares.

Dividends and other distributions will be paid in additional shares of the same class (or in cash if you elect that option).

Contact your investment executive at PaineWebber or one of its corresponding firms if you prefer to receive dividends or distributions in cash.

TAXES

Shareholders generally may treat each fund's dividends as ordinary income and its capital gain distributions as long-term capital gains. You may pay federal income taxes on a fund's distributions. The rate you pay on capital gains distributions will depend on how long the fund held the securities that generated the gains. Different tax rates apply to different types of capital gain distributions, as shown below. The government may change these rates at any time, but the rates below were believed accurate when this prospectus was printed. Each fund will tell its shareholders how its capital gain distributions should be treated.

Shareholders who are not subject to tax on their income (for example, shares held through an IRA or 401(k) Plan) are generally not subject to tax on distributions from these funds.

                                  -----------
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                               Prospectus Page 31

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund


TAXABILITY OF DISTRIBUTIONS

                                        TAX RATE FOR       TAX RATE FOR 28%
TYPE OF DISTRIBUTION                    15% BRACKET        BRACKET OR ABOVE
--------------------                    ------------       ----------------
Income Dividends                    Ordinary Income Rate Ordinary Income Rate
Short-Term Capital Gain             Ordinary Income Rate Ordinary Income Rate
Long-Term Capital Gain (securities
 held by the funds more than
 12 months)                                 10%                  20%

Note: When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of a fund's shares, and any gain on the exchange transaction will be subject to federal income tax.

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                               Prospectus Page 32

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund




                           [INTENTIONALLY LEFT BLANK]

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                               Prospectus Page 33

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                              -------------------
                         PaineWebber Global Equity Fund



                              Financial Highlights

--------------------------------------------------------------------------------

The following tables provide investors with data and ratios for Class A, B, C and Y for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, or, in the case of Global Income Fund, PricewaterhouseCoopers LLP, independent accountants which appear in the funds' Annual Reports to Shareholders for the fiscal years ended October 31, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for each of the five years in the period ended October 31, 1998 appearing in the following tables, have been audited by Ernst & Young LLP, independent auditors, or PricewaterhouseCoopers LLP independent accountants as applicable. Further information about each fund's performance is also included in the Annual Report
to Shareholders, which may be obtained without charge by calling 1-800-   -
    .

                                            GLOBAL EQUITY FUND
                         ----------------------------------------------------------------
                                                  CLASS A
                         ----------------------------------------------------------------
                              FOR THE                              FOR THE
                            YEARS ENDED     FOR THE TWO          YEARS ENDED
                            OCTOBER 31,     MONTHS ENDED          AUGUST 31,
                         -----------------  OCTOBER 31,   -------------------------------
                           1998     1997        1996        1996     1995**        1994
                         -------- --------  ------------  --------  --------     --------
Net asset value,
 beginning of period....          $  17.43    $  16.81    $  16.12  $  16.98     $  14.55
                                  --------    --------    --------  --------     --------
Net investment income
 (loss).................              0.00       (0.02)       0.02      0.02         0.01
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............              1.52        0.64        1.24      0.37         2.63
                                  --------    --------    --------  --------     --------
Net increase (decrease)
 from investment
 operations.............              1.52        0.62        1.26      0.39         2.64
                                  --------    --------    --------  --------     --------
Dividends from net
 investment income......               --          --          --        --           --
Distributions from net
 realized gains.........             (0.58)        --        (0.57)    (1.25)       (0.21)
                                  --------    --------    --------  --------     --------
Total dividends and
 distributions..........             (0.58)       0.00       (0.57)    (1.25)       (0.21)
                                  --------    --------    --------  --------     --------
Net asset value, end of
 period.................          $  18.37    $  17.43    $  16.81  $  16.12     $  16.98
                                  ========    ========    ========  ========     ========
Total investment return
 (1)....................              8.87%       3.69%       8.06%     3.24%       18.23%
                                  ========    ========    ========  ========     ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........          $294,878    $307,267    $305,218  $360,652     $185,493
Expenses to average net
 assets.................              1.44%       1.53%*      1.48%     1.71%(2)     1.58%
Net investment income
 (loss) to average net
 assets.................              0.01%      (0.80)%*     0.10%     0.09%(2)     0.07%
Portfolio turnover
 rate...................                86%          3%         33%       40%          51%

-------
* Annualized
** Investment advisory functions for the fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
++ Commencement of offering of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.06%, 0.00% and 0.06% for Class A, Class B and Class C shares, respectively.

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                               Prospectus Page 34

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                              -------------------
                         PaineWebber Global Equity Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                              GLOBAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                        CLASS B                                                        CLASS C
------------------------------------------------------------    ---------------------------------------------------------------
    FOR THE                                                         FOR THE                              FOR THE
  YEARS ENDED      FOR THE TWO    FOR THE    FOR THE PERIOD       YEARS ENDED      FOR THE TWO         YEARS ENDED
  OCTOBER 31,      MONTHS ENDED  YEAR ENDED  AUG. 25, 1995++      OCTOBER 31,      MONTHS ENDED        AUGUST 31,
-----------------  OCTOBER 31,   AUGUST 31,    TO AUG. 31,      ----------------   OCTOBER 31,   ------------------------------
  1998     1997        1996         1996         1995++           1998    1997         1996       1996     1995**        1994
--------  -------  ------------  ----------  ---------------    -------- -------   ------------  -------   -------      -------
          $ 16.93    $  16.35     $  15.82      $  15.83                 $ 16.93     $ 16.35     $ 15.82   $ 16.81      $ 14.52
          -------    --------     --------      --------                 -------     -------     -------   -------      -------
            (0.21)      (0.05)       (0.12)         0.00                   (0.23)      (0.05)      (0.13)    (0.11)       (0.07)
             1.55        0.63         1.22         (0.01)                   1.57        0.63        1.23      0.37         2.57
          -------    --------     --------      --------                 -------     -------     -------   -------      -------
             1.34        0.58         1.10         (0.01)                   1.34        0.58        1.10      0.26         2.50
          -------    --------     --------      --------                 -------     -------     -------   -------      -------
              --          --           --            --                      --          --          --        --           --
            (0.58)        --         (0.57)          --                    (0.58)        --        (0.57)    (1.25)       (0.21)
          -------    --------     --------      --------                 -------     -------     -------   -------      -------
            (0.58)       0.00        (0.57)         0.00                   (0.58)       0.00       (0.57)    (1.25)       (0.21)
          -------    --------     --------      --------                 -------     -------     -------   -------      -------
          $ 17.69    $  16.93     $  16.35      $  15.82                 $ 17.69     $ 16.93     $ 16.35   $ 15.82      $ 16.81
          =======    ========     ========      ========                 =======     =======     =======   =======      =======
             8.05%       3.55%        7.18%       (0.06)%                   8.05%       3.55%       7.18%     2.46%       17.29%
          =======    ========     ========      ========                 =======     =======     =======   =======      =======
          $87,104    $113,445     $113,235      $142,880                 $54,510     $67,530     $66,585   $83,485      $31,837
             2.26%       2.34%*       2.25%         2.17%*(2)               2.20%     2.30%*        2.27%     2.48%(2)     2.33%
           (0.80)%      (1.61)%*     (0.68)%       (1.92)%*(2)             (0.75)%     (1.57)%*    (0.70)%   (0.68)%(2)   (0.68)%
               86%          3%          33%           40%                     86%          3%         33%       40%          51%

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                               Prospectus Page 35

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                              -------------------
                         PaineWebber Global Equity Fund



                              Financial Highlights
                                  (continued)
--------------------------------------------------------------------------------

                                          GLOBAL EQUITY FUND
                         ------------------------------------------------------------
                                                CLASS Y
                         ------------------------------------------------------------
                             FOR THE                             FOR THE
                           YEARS ENDED     FOR THE TWO         YEARS ENDED
                           OCTOBER 31,     MONTHS ENDED        AUGUST 31,
                         ----------------  OCTOBER 31,   ----------------------------
                           1998    1997        1996       1996    1995**       1994
                         -------- -------  ------------  -------  -------     -------
Net asset value,
 beginning of period....          $ 17.60    $ 16.97     $ 16.22  $ 17.03     $ 14.56
                                  -------    -------     -------  -------     -------
Net investment income
 (loss).................             0.10      (0.01)       0.07     0.07        0.05
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............             1.51       0.64        1.25     0.37        2.63
                                  -------    -------     -------  -------     -------
Net increase (decrease)
 from investment
 operations.............             1.61       0.63        1.32     0.44        2.68
                                  -------    -------     -------  -------     -------
Dividends from net
 investment income......              --         --          --       --          --
Distributions from net
 realized gains.........            (0.58)       --        (0.57)   (1.25)      (0.21)
                                  -------    -------     -------  -------     -------
Total dividends and
 distributions..........            (0.58)      0.00       (0.57)   (1.25)      (0.21)
                                  -------    -------     -------  -------     -------
Net asset value, end of
 period.................          $ 18.63    $ 17.60     $ 16.97  $ 16.22     $ 17.03
                                  =======    =======     =======  =======     =======
Total investment return
 (1)....................             9.31%      3.71%       8.39%    3.54%      18.49%
                                  =======    =======     =======  =======     =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........          $57,683    $63,225     $61,736  $57,150     $28,390
Expenses to average net
 assets.................             1.10%      1.18%*      1.17%    1.46%(2)    1.33%
Net investment income
 (loss) to average net
 assets.................             0.36%     (0.45)%*     0.46%    0.36%(2)    0.32%
Portfolio turnover
 rate...................               86%         3%         33%      40%         51%

-------
* Annualized
** Investment advisory functions for the fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.06%, 0.00% and 0.06% for Class A, Class B and Class C shares, respectively.

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                               Prospectus Page 36

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                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund




                           [INTENTIONALLY LEFT BLANK]

                                  -----------
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                               Prospectus Page 37

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                              -------------------
                         PaineWebber Global Income Fund



                              Financial Highlights
                                  (continued)
--------------------------------------------------------------------------------

                                        GLOBAL INCOME FUND
                           ---------------------------------------------------
                                             CLASS A
                           ---------------------------------------------------
                                 FOR THE YEARS ENDED OCTOBER 31,
                           ---------------------------------------------------
                             1998     1997       1996      1995         1994
                           -------- --------   --------  --------     --------
Net asset value,
 beginning of period.....           $  10.46   $  10.35  $   9.99     $  10.97
                                    --------   --------  --------     --------
Net investment income....               0.69@      0.72@     0.77@        0.72
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................              (0.19)@     0.13@     0.31@       (1.05)
                                    --------   --------  --------     --------
Net increase (decrease)
 from investment
 transactions............               0.50       0.85      1.08         0.33
                                    --------   --------  --------     --------
Dividends from net
 investment income.......              (0.54)     (0.74)    (0.72)       (0.33)
Distributions from net
 realized gains from
 investments and foreign
 currency transactions...                --         --        --           --
Distributions in excess
 of net investment
 income..................              (0.06)       --        --           --
Distribution from paid-in
 capital.................              (0.09)       --        --         (0.32)
                                    --------   --------  --------     --------
Total dividends and
 distributions to
 shareholders............              (0.69)     (0.74)    (0.72)       (0.65)
                                    --------   --------  --------     --------
Net asset value, end of
 period..................           $  10.27   $  10.46  $  10.35     $   9.99
                                    ========   ========  ========     ========
Total investment return
 (1).....................               4.99%      8.60%    11.09%       (3.10)%
                                    ========   ========  ========     ========
Ratio/Supplemental data:
Net assets, end of period
 (000's).................           $486,718   $549,932  $663,022     $611,855
Expenses to average net
 assets..................               1.21%      1.27%     1.24%(2)     1.17%
Net investment income to
 average net assets......               6.66%      6.88%     7.47%(2)     6.94%
Portfolio turnover rate..                172%       126%      113%         108%

-------
@ Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.04%.

                                  -----------
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                               Prospectus Page 38

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                              -------------------
                         PaineWebber Global Income Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                  GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------------------
                  CLASS B                                               CLASS C
----------------------------------------------------   ------------------------------------------------
                           FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------------------------------------------------------------------------
  1998      1997       1996      1995         1994       1998     1997      1996     1995        1994
--------  --------   --------  --------     --------   --------- -------   -------  -------     -------
          $  10.44   $  10.31  $   9.96     $  10.95             $ 10.45   $ 10.33  $  9.98     $ 10.96
          --------   --------  --------     --------             -------   -------  -------     -------
              0.58@      0.64@     0.69@        0.86                0.63@     0.67@    0.71@       0.70
             (0.17)@     0.15@     0.30@       (1.28)              (0.18)@    0.14@    0.31@      (1.09)
          --------   --------  --------     --------             -------   -------  -------     -------
              0.41       0.79      0.99        (0.42)               0.45      0.81     1.02       (0.39)
          --------   --------  --------     --------             -------   -------  -------     -------
             (0.48)     (0.66)    (0.64)       (0.29)              (0.50)    (0.69)   (0.67)      (0.30)
               --         --        --           --                  --        --       --          --
             (0.05)       --        --           --                (0.06)      --       --          --
             (0.08)       --        --         (0.28)              (0.08)      --       --        (0.29)
          --------   --------  --------     --------             -------   -------  -------     -------
             (0.61)     (0.66)    (0.64)       (0.57)              (0.64)    (0.69)   (0.67)      (0.59)
          --------   --------  --------     --------             -------   -------  -------     -------
          $  10.24   $  10.44  $  10.31     $   9.96             $ 10.26   $ 10.45  $ 10.33     $  9.98
          ========   ========  ========     ========             -------   -------  -------     -------
              4.11%      7.95%    10.24%       (3.90)%              4.48%     8.12%   10.49%      (3.56)%
          ========   ========  ========     ========             =======   =======  =======     =======
          $103,312   $307,577  $484,534     $725,553             $36,935   $50,928  $71,329     $92,480
              1.99%      1.99%     2.00%(2)     1.94%               1.69%     1.73%    1.75%(2)    1.68%
              5.83%      6.14%     6.71%(2)     6.05%               6.17%     6.40%    6.96%(2)    6.34%
               172%       126%      113%         108%                172%      126%     113%        108%

                                  -----------
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                               Prospectus Page 39

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                              -------------------
                         PaineWebber Global Income Fund



                              Financial Highlights
                                  (continued)
--------------------------------------------------------------------------------

                                         GLOBAL INCOME FUND
                              ------------------------------------------------
                                              CLASS Y
                              ------------------------------------------------
                                  FOR THE YEARS ENDED OCTOBER 31,
                              ------------------------------------------------
                                1998    1997       1996     1995        1994
                              -------- -------    -------  -------     -------
Net asset value, beginning
 of period..................           $ 10.49    $ 10.35  $  9.99     $ 10.97
                                       -------    -------  -------     -------
Net investment income.......              0.71@      0.75@    0.78@       0.75
Net realized and unrealized
 gains (losses) from
 investments and foreign
 currency...................              (0.21)@    0.17@    0.32@      (1.06)
                                       -------    -------  -------     -------
Net increase (decrease) from
 investment transactions....              0.50       0.92     1.10       (0.31)
                                       -------    -------  -------     -------
Dividends from net
 investment income..........             (0.56)     (0.78)   (0.74)      (0.34)
Distributions from net
 realized gains from
 investments and foreign
 currency transactions......               --         --       --          --
Distributions in excess of
 net investment income......             (0.06)       --       --          --
Distributions from paid-in
 capital....................             (0.10)       --       --        (0.33)
                                       -------    -------  -------     -------
Total dividends and
 distributions to
 shareholders...............             (0.72)     (0.78)   (0.74)      (0.67)
                                       -------    -------  -------     -------
Net asset value, end of
 period.....................           $ 10.27    $ 10.49  $ 10.35     $  9.99
                                       =======    =======  =======     =======
Total investment return
 (1)........................              5.20%      9.25%   11.39%      (2.86)%
                                       =======    =======  =======     =======
Ratios/supplemental data:
Net assets, end of period
 (000's)....................           $10,096    $13,077  $16,613     $12,975
Expenses to average net
 assets.....................              0.94%      0.96%    0.95%(2)    0.88 %
Net investment income to
 average net assets.........              6.93%      7.19%    7.77%(2)    7.23 %
Portfolio turnover rate.....               172%       126%     113%        108 %

-------
@ Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,500 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.04%.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 40

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                              -------------------
                      PaineWebber Asia Pacific Growth Fund



                              Financial Highlights
                                  (continued)
--------------------------------------------------------------------------------

                                          ASIAN PACIFIC GROWTH FUND
                         -------------------------------------------------------------------
                             CLASS A           CLASS B            CLASS C          CLASS Y
                         ---------------   ---------------    ---------------    -----------
                             FOR THE           FOR THE            FOR THE
                          FISCAL YEARS      FISCAL YEARS       FISCAL YEARS        FOR THE
                              ENDED             ENDED              ENDED         FISCAL YEAR
                           OCTOBER 31,       OCTOBER 31,        OCTOBER 31,         ENDED
                         ---------------   ---------------    ---------------    OCTOBER 31,
                          1998    1997+     1998    1997+      1998    1997+        1998
                         ------- -------   ------- -------    ------- -------    -----------
Net asset value,
 beginning of period....         $ 12.50           $ 12.50            $ 12.50
                                 -------           -------            -------
Net investment income
 (loss).................            0.03             (0.03)             (0.03)
Net realized and
 unrealized losses from
 investments and foreign
 currency...............           (3.57)            (3.55)             (3.55)
Net decrease (increase)
 from investment
 operations.............           (3.54)            (3.58)             (3.58)
                                 -------           -------            -------
Net asset value, end of
 period.................         $  8.96           $  8.92            $  8.92
                                 =======           =======            =======
Total investment return
 (1)....................          (28.32)%          (28.64)%           (28.64)%
                                 =======           =======            =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000s)..........         $21,466           $22,949            $13,887
Expenses to average net
 assets.................            2.33%*            3.12%*             3.10%*
Net investment income
 (loss) to average net
 assets.................            0.37%*           (0.43)%*           (0.42)%*
Portfolio turnover
 rate...................              13%               13%                13%

-------
* Annualized
+ For the period March 25, 1997 (commencement of operations) to October 31,
  1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class (except Class Y) would be lower if sales charges were included. Total investment returns for periods less than a year have not been annualized.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 41

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                      EMERGING MARKETS EQUITY FUND
                          ------------------------------------------------------------
                                                 CLASS A
                          ------------------------------------------------------------
                              FOR THE                         FOR THE         FOR THE
                            YEARS ENDED     FOR THE FOUR    YEARS ENDED        PERIOD
                            OCTOBER 31,     MONTHS ENDED     JUNE 30,          ENDED
                          ---------------   OCTOBER 31,   -----------------   JUNE 30,
                           1998   1997***       1996       1996     1995**     1994+
                          ------- -------   ------------  -------   -------   --------
Net asset value,
 beginning of period....          $ 9.46      $ 10.06     $  9.73   $ 10.79   $ 12.00
                                  ------      -------     -------   -------   -------
Net investment income
 (loss).................           (0.06)       (0.13)      (0.14)    (0.04)     0.04
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............           (0.01)       (0.47)       0.47     (0.97)    (1.25)
                                  ------      -------     -------   -------   -------
Net increase (decrease)
 from investment
 operations.............           (0.07)       (0.60)       0.33     (1.01)    (1.21)
                                  ------      -------     -------   -------   -------
Dividends from net
 investment income......             --           --          --      (0.05)      --
                                  ------      -------     -------   -------   -------
Net asset value, end of
 period.................          $ 9.39      $  9.46     $ 10.06   $  9.73   $ 10.79
                                  ======      =======     =======   =======   =======
Total investment return
 (1)....................          (0.74)%      (5.96)%       3.39%   (9.29)%  (10.08)%
                                  ======      =======     =======   =======   =======
Ratios/Supplemental
 Data: Net assets, end
 of period (000's)......          $9,222      $14,992     $20,680   $33,043   $46,758
Expenses net of fee
 waivers, to average net
 assets.................            2.44%        2.44%*      2.44%     2.44%     2.47%*
Expenses before fee
 waivers, to average net
 assets.................            3.01%        3.48%*      3.42%     2.54%     2.47%*
Net investment income
 (loss) net of fee
 waivers, to average net
 assets.................           (0.40)%      (1.42)%*    (0.52)%   (0.76)%    0.72%*
Net investment income
 (loss), before fee
 waivers, to average net
 assets.................           (0.97)%      (2.46)%*    (1.50)%   (0.86)%    0.72%*
Portfolio turnover
 rate...................              87%          22%         69%       76%        8%

-------
* Annualized
** Investment advisory functions for the fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment sub-advisory functions for the fund were transferred from Emerging Markets Management to Schroder Capital effective February 25, 1997.
+ For the period January 19, 1994 (commencement of operations) to June 30,
  1994. For the period December 5, 1995 (commencement of operations) to June 30, 1996.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 42

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                               EMERGING MARKETS EQUITY FUND
-------------------------------------------------------------------------------------------------------
               CLASS B                                            CLASS C
----------------------------------------   ------------------------------------------------------------
    FOR THE                     FOR THE        FOR THE                         FOR THE         FOR THE
  YEARS ENDED      FOR THE FOUR  PERIOD      YEARS ENDED     FOR THE FOUR    YEARS ENDED        PERIOD
  OCTOBER 31,      MONTHS ENDED  ENDED       OCTOBER 31,     MONTHS ENDED     JUNE 30,          ENDED
----------------   OCTOBER 31,  JUNE 30,   ---------------   OCTOBER 31,   -----------------   JUNE 30,
 1998    1997***       1996      1996++     1998   1997***       1996       1996     1995**     1994+
-------  -------   ------------ --------   ------- -------   ------------  -------   -------   --------
         $ 9.32       $9.94      $9.13             $ 9.32       $ 9.94     $  9.67   $ 10.75   $ 12.00
         ------       -----      -----             ------       ------     -------   -------   -------
          (0.10)      (0.07)     (0.01)             (0.14)       (0.22)      (0.24)    (0.17)      --
          (0.03)      (0.55)      0.82              (0.01)       (0.40)       0.51     (0.90)    (1.25)
         ------       -----      -----             ------       ------     -------   -------   -------
          (0.13)      (0.62)     (0.81)             (0.15)       (0.62)       0.27     (1.07)    (1.25)
         ------       -----      -----             ------       ------     -------   -------   -------
            --          --         --                 --           --          --      (0.01)      --
         ------       -----      -----             ------       ------     -------   -------   -------
         $ 9.19       $9.32      $9.94             $ 9.17       $ 9.32     $  9.94   $  9.67   $ 10.75
         ======       =====      =====             ======       ======     =======   =======   =======
          (1.39)%     (6.24)%     8.87%             (1.61)%      (6.24)%      2.79%   (10.01)%  (10.42)%
         ======       =====      =====             ======       ======     =======   =======   =======
         $1,598       $ 879      $ 936             $5,345       $7,882     $11,561   $18,551   $26,721
           3.19%       3.19%*     3.19%*             3.19%        3.19%*      3.19%     3.19%     3.22%*
           3.82%       4.23%*     4.97%*             3.78%        4.23%*      4.17%     3.29%     3.22%*
          (1.25)%     (2.12)%*   (0.21)%*           (1.18)%      (2.16)%**   (1.28)%   (1.50)%   (0.03)%*
          (1.88)%     (3.16)%*   (1.99)%*           (1.77)%      (3.20)%*    (2.26)%   (1.60)%   (0.03)%*
             87%         22%        69%                87%          22%         69%       76%        8%

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 43

--------------------------------------------------------------------------------
                              -------------------
                    PaineWebber Emerging Markets Equity Fund



                              Financial Highlights
                                  (Continued)
--------------------------------------------------------------------------------

                                      EMERGING MARKETS EQUITY FUND
                          ------------------------------------------------------------
                                                 CLASS Y
                          ------------------------------------------------------------
                              FOR THE                         FOR THE         FOR THE
                            YEARS ENDED     FOR THE FOUR    YEARS ENDED        PERIOD
                            OCTOBER 31,     MONTHS ENDED     JUNE 30,          ENDED
                          ---------------   OCTOBER 31,   -----------------   JUNE 30,
                           1998   1997***       1996       1996     1995**     1994+
                          ------- -------   ------------  -------   -------   --------
Net asset value,
 beginning of period....          $  9.51     $ 10.11     $  9.75   $ 10.80   $ 12.00
                                  -------     -------     -------   -------   -------
Net investment income
 (loss).................            (0.02)      (0.05)      (0.01)     0.01      0.05
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency...............            (0.03)      (0.55)       0.37     (0.99)    (1.25)
                                  -------     -------     -------   -------   -------
Net increase (decrease)
 from investment
 operations.............            (0.05)      (0.60)       0.36     (0.98)    (1.20)
                                  -------     -------     -------   -------   -------
Dividends from net
 investment income......              --          --          --      (0.07)      --
                                  -------     -------     -------   -------   -------
Net asset value, end of
 period.................          $  9.46     $  9.51     $ 10.11   $  9.75   $ 10.80
                                  =======     =======     =======   =======   =======
Total investment return
 (1)....................            (0.53)%     (5.93)%      3.69%    (9.03)%  (10.00)%
                                  =======     =======     =======   =======   =======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........          $10,053     $11,375     $12,979   $12,332   $15,435
Expenses net of fee
 waivers, to average net
 assets.................             2.19%       2.19%*      2.19%     2.19%     2.22%*
Expenses before fee
 waivers to average net
 assets.................             2.69%       3.23%*      3.29%     2.29%     2.22%*
Net investment income
 (loss) net of fee
 waivers to average net
 assets.................            (0.15)%     (1.13)%*    (0.15)%   (0.51)%    0.97%*
Net investment income
 (loss) before fee
 waivers to average net
 assets.................            (0.65)%     (2.17)%*    (1.25)%   (0.61)%    0.97%*
Portfolio turnover
 rate...................               87%         22%         69%       76%        8%

-------
* Annualized
** Investment advisory functions for the fund were transferred from Kidder
   Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995. *** Investment sub-advisory functions for the fund were transferred from
    Emerging Markets Management to Schroder Capital effective February 25,
    1997.
+ For the period January 19, 1994 (commencement of operations) to June 30,
  1994.
For the period December 5, 1995 (commencement of operations) to June 30, 1996.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 44

--------------------------------------------------------------------------------
                              -------------------
PaineWebber Global Equity Fund                 PaineWebber Asia Pacific Growth
PaineWebber Global Income Fund                 Fund
                                               PaineWebber Emerging Markets
                                               Equity Fund

Ticker Symbols:  Global Equity Class A: KPGEX.Q Asia Pacific Class     A: PPGAX.Q
                                     B: KPGLX.Q                        B: PPGBX.Q
                                     C: KPGBX.Q                        C: PPGCX.Q
                                     Y: KPGCX.Q                        Y: NONE
                 Global Income Class A: PGBAX.Q Emerging Markets Class A: KPEAX.Q
                                     B: PGBBX.Q                        B: NONE
                                     C: PWIDX.Q                        C: KPEBX.Q
                                     Y: NONE                           Y: NONE

For investors who want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may obtain free copies of annual and semi-annual reports and SAIs, request other information and discuss your questions about the funds by contacting your PaineWebber investment executive, or by contacting the funds directly at 1-800-
   .

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds:

 .For a fee, by writing to or calling the Commission's Public Reference Room, Washington, D.C. 20549-6009
 Telephone: 1-800-SEC-0330

 .Free from the Commission's Internet
 website at: http://www.sec.gov


Investment Company Act File No.
PaineWebber Global Equity Fund: 811-6292
PaineWebber Global Income Fund: 811-5259
PaineWebber Asia Pacific Growth Fund: 811-4040
PaineWebber Emerging Markets Equity Fund: 811-7104

                                  -----------
--------------------------------------------------------------------------------

                        PAINEWEBBER GLOBAL EQUITY FUND
                        PAINEWEBBER GLOBAL INCOME FUND
                     PAINEWEBBER ASIA PACIFIC GROWTH FUND
                   PAINEWEBBER EMERGING MARKETS EQUITY FUND
                          1285 Avenue of the Americas
                           NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

     The four funds named above are series of professionally managed open-end management investment companies (each a "Trust"). PaineWebber Global Equity Fund is a diversified series of PaineWebber Investment Trust ("Investment Trust"). PaineWebber Global Income Fund is a non-diversified series of PaineWebber Investment Series ("Investment Series"). PaineWebber Asia Pacific Growth Fund is a diversified series of PaineWebber Managed Investments Trust ("Managed Trust"). PaineWebber Emerging Markets Equity Fund is a diversified series of PaineWebber Investment Trust II ("Investment Trust II").

     The investment adviser, administrator and distributor for each fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of fund shares. Schroder Capital Management International Inc. ("Schroder Capital") serves as investment sub-adviser for Asia Pacific Growth Fund and Emerging Markets Equity Fund. Invista Capital Management, Inc. ("Invista") serves as investment sub-adviser for the foreign investments of Global Equity Fund. Schroder Capital and Invista are each sometimes referred to as the "Sub-Adviser."

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated March 1, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated March 1, 1999.

                    THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. The funds' other investment policies, except where noted, may be changed by their boards without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     PAINEWEBBER GLOBAL EQUITY FUND is a diversified series of Investment Trust. Investment Trust was organized on March 28, 1991 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. The Trust has one other operating series.

     Global Equity Fund's investment objective is long-term growth of capital. The fund attempts to achieve this objective by investing primarily in equity securities issued by companies in developed foreign countries, as well as in the United States. Under normal circumstances, the fund invests at least 80% of its total assets in securities of issuers in the United States and countries represented in the MSCI Europe, Australia and Far East Index ("EAFE Index").
The EAFE Index is a well known index that reflects most major equity markets outside the United States. The fund may invest up to 20% of its total assets in securities of issuers located in other countries (for example, Canada and emerging markets).

     Global Equity Fund normally invests in at least three countries, one of which is typically the United States. The fund considers an issuer to be located in the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated or (d) has the principal trading market for its securities. The Fund normally invests at least 65% of its total assets in equity securities of foreign and U.S. companies.

     When Mitchell Hutchins or Invista believes it is consistent with Global Equity Fund's investment objective, the fund may invest up to 35% of its total assets in investment grade debt securities that are issued by corporate or governmental entities and that have maturities no longer than seven years. The fund may invest up to 10% of its total assets in convertible debt securities rated below investment grade. When Mitchell Hutchins or Invista considers market, economic, political or currency conditions abroad to be unstable, the fund may assume a temporary defensive position by investing all or a significant portion of its assets in securities of U.S. issuers or by holding cash or short-term money market instruments. The fund may invest up to 35% of its total assets in cash or investment grade money market instruments for liquidity purposes, pending investment in other securities or to reinvest cash collateral from securities lending.

     Mitchell Hutchins reevaluates the allocation of the fund's assets between U.S. and foreign securities monthly and does not expect to reallocate the fund's assets to reflect relatively minor changes (that is, less than 5%). When Mitchell Hutchins determines that a reallocation of the fund's assets is appropriate, the fund may effect the reallocation by using cash available from the purchase of fund shares or by selectively selling securities in a region to meet share redemption requests in addition to buying or selling portfolio securities specifically to implement a reallocation. The fund also may use futures contracts and forward currency contracts to adjust its exposure to U.S. and foreign stock markets. Mitchell Hutchins determines the extent to which the fund uses futures contracts and forward currency contracts for this purpose and is responsible for implementing such transactions. The fund also may use options, futures contracts and forward contracts to hedge its portfolio and for cash management purposes.

     While the Mitchell Hutchins Equity Research Team tends to favor stocks that rank high in all of the categories considered by the Mitchell Hutchins Factor Valuation Model, there may be situations in which companies are selected that only rank high in a few categories. The portfolio managers may sell a security for a number of reasons, such as the company reports lower earnings than expected, the company's stock price reaches the target price set by research analysts or the company's ranking by the Model declines.

     Global Equity Fund may invest up to 10% of its net assets in illiquid securities. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. When-issued and delayed-delivery securities may not exceed 10% of the fund's net assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes but not in excess of 20% of its total assets. The fund may invest up to 10% of its assets in the securities of other investment companies and may sell short "against the box."

     GLOBAL INCOME FUND is a non-diversified series of Investment Series. Investment Series was organized on December 22, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

     Global Income Fund's primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective. The fund seeks to achieve these objectives by investing principally in high-quality debt securities issued or guaranteed by foreign governments, the U.S. government, their respective agencies or instrumentalities or supranational organizations or issued by U.S. or foreign companies.

     Global Income Fund's portfolio consists primarily of debt securities rated within one of the two highest grades assigned by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") or another statistical rating organization ("SRO") or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Normally, at least 65% of the fund's total assets consist of high-quality debt securities (and receivables from the sale of such debt securities) denominated in foreign currencies or U.S. dollars of issuers located in at least three of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. No more than 40% of the fund's total assets are normally invested in securities of issuers located in any one country other than the United States. At least 65% of the fund's total assets normally are invested in income-producing securities, a term that may include zero coupon securities and other debt securities sold with a discount. Up to 5% of the fund's total assets may be invested in bonds convertible to equity securities.

     Global Income Fund may invest up to 35% of its total assets in debt securities rated below the two highest grades assigned by an SRO. Except as noted below, these securities must be investment grade (that is, rated at least BBB by S&P, Baa by Moody's or comparably rated by another SRO or, if unrated, determined by Mitchell Hutchins to be of comparable quality). Within this 35% limitation, the fund may invest up to 20% of its total assets in debt securities that are below investment grade. These debt securities may be rated as low as D by S&P, C by Moody's or comparably rated by another SRO or, in the case of debt securities assigned a short-term debt rating as low as D by S&P or comparably rated by another SRO or, if not so rated, determined by Mitchell Hutchins to be of comparable quality. Debt securities rated D by S&P are in payment default or the rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Debt securities rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. Mitchell Hutchins will purchase these securities for the fund only when it concludes that the anticipated return to the fund on the investment warrants exposure to the additional level of risk. Lower-rated debt securities are often issued by businesses and governments in emerging markets. Because the fund may also invest in emerging market debt securities that are investment grade, the fund's total investment in emerging market debt securities may exceed 20% of its total assets.

     In the event that, due to a downgrade of one or more debt securities, an amount in excess of 20% of Global Income Fund's total assets is held in securities rated below investment grade and comparable unrated securities, Mitchell Hutchins will engage in an orderly disposition of such securities to the extent necessary to ensure that the fund's holdings of such securities do not exceed 20% of the fund's total assets.

     Global Income Fund may invest up to 35% of its total assets in mortgage-backed securities of U.S. or foreign issuers that are rated in one of the two highest rating categories by S&P, Moody's or another SRO or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Up to 20% of the fund's total assets may be invested in debt securities that are not paying current income. The fund may purchase these debt securities if Mitchell Hutchins believes that they have a potential for capital appreciation. The fund also may invest in secured and unsecured fixed or flating rate loans in the form of participations and assignments

     Global Income Fund may invest up to 35% of its total assets in cash or investment grade money market instruments as part of its ordinary investment. The fund's investment of cash collateral from securities lending in these money market instruments is not subject to this 35% limitation activities and there is no limitation on the fund's investments in short-term debt securities denominated in foreign currencies. The fund may use options, futures contracts and forward currency contracts to hedge its portfolio or to enhance income or realize gains. The fund also may use interest rate swaps and similar contracts.

     Global Income Fund may invest in loan participations and assignments and may invest up to 10% of its net assets in illiquid securities. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes but not in excess of 10% of its total assets. The fund may invest up to 10% of its assets in the securities of other investment companies and may sell short "against the box."

     PAINEWEBBER ASIA PACIFIC GROWTH FUND is a diversified series of Managed Trust. Managed Trust was organized on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. The Trust has six other operating series.

     Asia Pacific Growth Fund's investment objective is long-term capital appreciation. The fund seeks to achieve its objective by investing primarily in equity securities of companies in the Asia Pacific Region. The Fund considers the "Asia Pacific Region" to be the region located south of the former Soviet Union, east of Afghanistan and Iran and west of the International Date Line, but excluding Japan. The Asia Pacific Region countries that currently have established securities markets and that Schroder Capital normally considers for investments by the fund are listed in the Prospectus. The fund may also invest in other Asia Pacific Region countries whose markets become sufficiently established. Except under unusual conditions, the fund invests in a minimum of three, and generally in more, Asia Pacific Region countries. The fund invests across a broad spectrum of industries, including trade, finance, real estate, transportation, communications, energy, construction, manufacturing, services, food processing and others. The mix of industries and countries changes over time as investment opportunities change.

     Asia Pacific Growth Fund defines Asia Pacific Region companies as companies:

     . that are organized under the laws of countries in the Asia Pacific Region that now or in the future permit foreign investors to participate in their stock markets,

     . that regardless of where organized, and as determined by Schroder Capital, either (1) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in Asia Pacific Region countries or (2) maintain at least 50% of their assets in Asia Pacific Region countries, or

     . for which the principal trading market is an exchange or over-the-counter ("OTC") market in the Asia Pacific Region.

     Each year, the Schroder Group researches and conducts on-site visits with approximately 1,200 companies in Asia Pacific Region countries. Of those companies, the Schroder Group's investment professionals further develop extensive management contacts with, and produce independent forecasts of earnings estimates for, approximately 550 companies. Schroder Capital's analysis includes small and medium-size companies, as well as larger capitalization companies.

     Asia Pacific Growth Fund's investments have included securities issued by Malaysian companies. As of the date of this Statement of Additional Information, restrictions imposed by the Malaysian government may delay for up to one year the proceeds of any securities sales by the fund. Assets subject to those restrictions are unavailable to the fund to meet redemption requests or for reinvestment in other securities. In addition, it may be difficult for the fund to determine the fair value of such securities (or of the Malaysian currency in which they are denominated) for purposes of computing the fund's net asset value.

     Under normal market conditions, Asia Pacific Growth Fund invests at least 65% of its total assets in equity securities of Asia Pacific Region companies. Most of the equity securities purchased by the fund are expected to be traded on a foreign stock exchange or in a foreign over-the-counter market. When Schroder Capital believes it is consistent with the fund's investment objective, the fund may invest up to 10% of its total assets in convertible and non-convertible debt securities (which may be below investment grade) that are issued or guaranteed by Asia Pacific Region issuers, including obligations of sovereign governmental issuers.

     Asia Pacific Growth Fund may invest up to 35% of its total assets in cash or investment grade money market instruments for liquidity purposes, pending investment in other securities or to reinvest cash collateral from securities lending. The fund may use options, futures contracts and forward currency contracts to hedge its portfolio. The fund also may use interest rate swaps, currency swaps and similar contracts.

     Asia Pacific Growth Fund may invest up to 15% of its net assets in illiquid securities. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes but not in excess of 33-1/3% of its total assets. The fund may invest up to 10% of its assets in the securities of other investment companies and may sell short "against the box."

     EMERGING MARKETS EQUITY FUND is a diversified series of Investment Trust
II. Investment Trust II was organized on August 10, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

     Emerging Markets Equity Fund's investment objective is long-term capital appreciation. The fund seeks to achieve its objective through a diversified portfolio consisting primarily of equity securities of issuers in emerging markets. "Emerging markets" are the markets in all the countries not included in the Morgan Stanley Capital International World Index, an index of major world economies. Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of issuers located in emerging market countries and maintains investments in at least three emerging market countries. The fund considers issuers to be located in an emerging market country if

     . the principal securities trading market for the issuer is in an emerging market country,

     . the issuer derives 50% or more of its annual revenue or profit from either goods produced, sales made, investments made or services performed in emerging market countries, or

     .    the issuer is organized under the laws of an emerging market country.

     Generally, Schroder Capital will invest no more than 35% of Emerging Markets Equity Fund's total assets in any single country. Within each emerging market, the fund is diversified through investments in a number of local companies characterized by attractive valuation relative to expected growth in Schroder's view. Emerging Markets Equity Fund may invest up to 35% of its assets in debt securities, including debt securities that are not investment grade. Schroder Capital attempts to spread the fund's investments over geographic as well as economic sectors.

     There are currently over 60 newly industrializing and developing countries with equity markets. A number of these emerging markets are not yet easily accessible to foreign investors and have unattractive tax barriers or insufficient liquidity to make significant investments by the fund feasible or attractive. However, many of the largest of the emerging market countries have liberalized access in recent years, and more are expected to do so in the future.

     In recent years, many emerging market countries have begun programs of economic reform: removing import tariffs, dismantling trade barriers, deregulating foreign investment, privatizing state owned industries, permitting the value of their currencies to float against the dollar and other major currencies, and generally reducing the level of state intervention in industry and commerce. Important intra-regional economic integration also holds the promise of and generally reducing the level of state intervention greater trade and growth. At the same time, significant progress has been made in restructuring the heavy external debt burden that certain emerging market countries accumulated during the 1970s and 1980s. While there is no assurance that these trends will continue, and events within the past year have shown reversals in some countries, Schroder Capital will seek out attractive investment opportunities in these countries.

     Schroder Capital believes that one of its key strengths is the Schroder Group's worldwide network of local research offices, many long established, in emerging market countries. Each year, the Schroder Group researches and conducts on-site visits with approximately 1,200 companies in emerging market countries. Of those companies, the Schroder Group's investment professionals further develop extensive management contacts with, and produce independent forecasts of earnings estimates for, approximately 1,000 companies. Schroder Capital's analysis includes small and medium-sized companies, as well as larger capitalization companies.

     Emerging Markets Equity Fund may invest up to 35% of its total assets in cash or investment grade money market instruments for liquidity purposes, pending investment in other securities or to reinvest cash collateral from securities lending. The fund may use options, futures contracts and forward currency contracts to hedge its portfolio.

     Emerging Markets Equity Fund may invest up to 15% of its net assets in illiquid securities. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes but not in excess of 33-1/3% of its total assets. The fund may invest up to 10% of its assets in the securities of other investment companies and may sell short "against the box."

             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

     EQUITY SECURITIES. Equity securities (referred to as "stocks" in the Prospectus) include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

     Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

     While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

     DEBT SECURITIES. Debt securities (referred to as "bonds" in the Prospectus) are fixed or variable rate debt obligations, including notes, debentures, and similar instruments and securities. Mortgage- and asset-backed securities are types of debt securities, and certain types of income-producing, non-convertible preferred stocks may be treated as debt securities for investment purposes. Debt securities are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some debt securities are "perpetual" in that they have no maturity date. Debt securities have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

     Debt securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, debt security prices will fall, lowering the value of a fund's investments in debt securities. In general, debt securities having longer durations are more sensitive to interest rate changes than are debt securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the debt security. Credit risk can be affectived by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

     CREDIT RATINGS; NON-INVESTMENT GRADE DEBT SECURITIES. Moody's, S&P and other nationally recognized statistical rating organizations ("NRSROs") or SROs are private services that provide ratings of the credit quality of debt obligations and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such ratings represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

     Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade debt securities. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

     In addition to ratings assigned to individual bond issues, Mitchell Hutchins or a Sub-Adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

     Investment grade debt securities are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another NRSRO/SRO or, if unrated, determined by Mitchell Hutchins or a Sub-Adviser to be of comparable quality. Moody's considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest paymenets than is the case for higher rated debt securities.

     Non-investment grade debt securities (commonly known as "junk bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO/SRO or determined by Mitchell Hutchins or a Sub-Adviser to be of comparable quality. A fund's investments in non-investment grade debt securities entail greater risk than its investments in higher rated debt securities. Non-investment grade debt securities, which are sometimes referred to as "high yield, high risk" debt securities, are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade debt securities generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

     The market for non-investment grade debt securities, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities, particularly in Asia. In the past, many lower rated debt securities experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructurings or defaults. There can be no assurance that such declines will not recur.

     The market for non-investment grade debt securities generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade securities, especially in a thinly traded market.

     INVESTING IN FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. While the funds generally invest in securities that are traded on recognized exchanges or OTC, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. There may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

     Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     The funds may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of each fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

     ADRs are publicly traded on exchanges or OTC in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

     The funds anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although each fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

     Investment income on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject. In addition, substantial limitations may exist in certain countries with respect to the funds' ability to repatriate investment capital or the proceeds of sales of securities.

     FOREIGN SOVEREIGN DEBT. Investment by the funds in debt securities issued by foreign governments and their political subdivisions or agencies ("Sovereign Debt") involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the funds may have limited legal recourse in the event of a default.

     Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

     A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

     The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the funds' investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While Mitchell Hutchins and the Sub-Advisers manage the funds' portfolios in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the funds to suffer a loss of interest or principal on any of its Sovereign Debt holdings.

     SPECIAL CONSIDERATIONS RELATING TO EMERGING MARKET INVESTMENTS. Investing in securities of issuers located in emerging market countries involves additional risks. For example, many of the currencies of Asia Pacific Region countries recently have experienced significant devaluations relative to the U.S. dollar, and major adjustments have been made periodically in various emerging market currencies. Emerging market countries typically have economic and political systems that are less fully developed and can be expected to be less stable than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets also may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in these countries and may increase its expenses. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from some emerging market countries is subject to restrictions, such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund's operations. These restrictions may in the future make it undesirable to invest in the countries to which they apply. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

     Currency restrictions imposed by the Malaysian government may delay for up to one year the proceeds of any sale of Malaysian securities by a fund. Fund assets subject to those restrictions would be unavailable to meet redemption requests by fund shareholders or for reinvestment in other securities. In addition, it may be difficult for a fund to determine the fair value of such securities (or of the Malaysian currency in which they are denominated) for purposes of computing the fund's net asset value.

     If, because of restrictions on repatriation or conversion, a fund were unable to distribute substantially all of its net investment income, including net short-term capital gains and net long-term capital gains within applicable time periods, the fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code ("Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

     Differences Between the U.S. and Emerging Market Securities Markets. Most of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange, and equity securities of most companies in emerging market countries are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in emerging market countries, such as those in China, are in the earliest stages of their development. As a result, security settlements may in some instances be subject to delays and related administrative uncertainties. Many companies traded on securities markets in emerging market countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market-making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that an emerging market country experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in that country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

     Government Supervision of Emerging Market Securities Markets; Legal Systems. There is also less government supervision and regulation of securities exchanges, listed companies and brokers in emerging market countries than exists in the United States. Therefore, less information may be available to a fund than with respect to investments in the United States. Further, in certain countries, less information may be available to a fund than to local market participants. Brokers in other countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the emerging market countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

     Social, Political and Economic Factors. Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Any change in the leadership or policies of these countries may halt the expansion of or reverse any liberalization of foreign investment policies now occurring. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the financial markets in those countries and elsewhere and could adversely affect the value of a fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting a fund.

     Emerging markets include formerly communist countries of Eastern Europe, the Commonwealth of Independent States (formerly the Soviet Union) and China. Upon the accession to power of communist regimes approximately 50 to 80 years ago, the governments of a number of these countries seized a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no guarantee that a fund's investments in these countries, if any, would not also be seized or otherwise taken away, in which case the fund could lose its entire investment in the country involved. In addition, any change in the leadership or policies of these countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring.

     Few of the Asia Pacific Region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Asia Pacific Region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific Region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection have created social, economic and political problems. Such problems also have occurred in other emerging markets throughout the world. As in some other regions, several Asia Pacific Region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency.

     The funds may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. [Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control, there can be no assurance that China will not renege, and in fact China has announced its intent to repeal certain laws. Business confidence and market and business performance in Hong Kong, therefore, can be significantly affected by political developments.] As a result, a fund's investments in Hong Kong may be subject to the same or similar risks as an investment in China.

     The economies of most of the Asia Pacific Region countries and many other emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. In addition, the economies of some countries are vulnerable to weakness in world prices for their commodity exports, including crude oil.

     CURRENCY-LINKED INVESTMENTS. The funds may invest in securities that are indexed to specific foreign currency exchange rates. The principal amount of these securities may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between two currencies. A fund may experience loss of principal due to these adjustments.

     FOREIGN CURRENCY TRANSACTIONS. A significant portion of each fund's assets may be invested in foreign securities, and substantially all related income may be received by a fund in foreign currencies. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a fund's foreign investments. A fund's share value may change significantly when its investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

     Each fund values its assets daily in U.S. dollars and does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time a fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a fund could suffer a loss of some or all of the amounts deposited. Each fund may convert foreign currency to U.S. dollars from time to time.

     The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, a fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire immediately to resell that currency to the dealer. Each fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

     Starting in mid-1997, some Asia Pacific Region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. There can be no assurance that economic growth in the Asia Pacific Region will occur, that the growth rate will be as high on either an absolute or relative scale as in the past or that market performance will reflect any actual economic growth in the Asia Pacific Region overall. Many of the countries within the Asia Pacific Region may experience political, social or economic instability. Emerging markets outside the Asia Pacific Region, such as Latin American countries or Russia and other former members of the Soviet Union, also are susceptible to diminished prospects for corporate earnings growth and political, social or economic instability as a result of currency crisises or related events.

     EUROPEAN CURRENCY UNIFICATION. Several European countries are in the process of adopting a single currency, the euro. Effective January 1, 1999, exchange rates for countries participating in the Economic and Monetary Union became irrevocably fixed. A newly created European Central Bank (ECB) will attempt to manage monetary policy for this region. Pre-existing national currencies will continue to be valid until they are replaced by euro coins and bank notes, which is expected to occur by sometime in 2002. The participating countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

     These changes may significantly impact European capital markets, and related risks may increase volatility in world capital markets. This, in turn, may impact a fund's share price. Risks include:

     . The completion of currency unification could be delayed. This could cause uncertainty in world markets and create unanticipated expenses as a result of having to undo changes made in anticipation of the timely completion of different stages of currency unification.

     . Exchange rates between the U.S. dollar and European currencies may become more volatile and unstable;

     . European entities may face substantial conversion costs which may not be accurately anticipated and could impact issuer profitability and creditworthiness;

     . Institutional investors may shift assets away from certain European currencies because of the uncertainty, making markets less liquid;

     . Some major European countries, including the United Kingdom, Sweden and Denmark, will not be participating in currency unification. This could lead to greater volatility in exchange rates between the currencies of countries participating in the euro and those that are not;

     . There is a risk that some contracts (e.g., bank loan agreements, derivatives contracts, and foreign exchange contracts) may become unenforceable when the currencies are unified. Certain political units, including The European Council and the State of New York, have enacted laws or regulations designed to ensure that financial contracts will continue to be enforceable after the euro's introduction; however, it is possible that these laws will not be completely effective in preventing disputes from arising. Disputes and litigation could negatively impact a fund's portfolio holdings and may create uncertainties in the valuation of financial contracts a fund could hold;

     . Suitable clearing, settlement and operational systems may not be ready for the euro conversion;

     . European interest rates and exchange rates could become more volatile as the ECB and market participants search for a common understanding of policy targets and instruments; and

     . A participating country will no longer be able to use monetary policy changes to address economic or political concerns that affect only that country.

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. From time to time, investments in other investment companies may be the most effective available means by which a fund may invest in securities of issuers in certain countries. Such investments may include, for example, World Equity Benchmark SharesSM (commonly known as "WEBS"), which are exchange-traded shares of series of an investment company that are designed to replicate the composition and performance of publicly traded issuers in particular foreign countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and other expenses. Each fund may invest in such investment companies when, in the judgment of Mitchell Hutchins or a Sub-Adviser, the potential benefits of such investment outweigh the payment of any applicable premium, sales load and expenses. In addition, the funds' investments in such investment companies are subject to limitations under the Investment Company Act of 1940 ("1940 Act") and market availability, and may result in special federal income tax consequences.

     U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities (collectively, "U.S. government securities"). U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     Treasury Inflation-Protection Securities ("TIPS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index.. Interest on TIPS is payable semiannually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time.

     ZERO COUPON SECURITIES; OID SECURITIES. Zero coupon securities are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip (separate) the coupons (unmatured interest payments) from interest-paying debt securities and sell the principal and the coupons separately.

     The funds may invest in other securities with original issue discount ("OID"), a term that means the securities are issued at a price that is lower than their value at maturity, even though the securities also may make cash payments of interest prior to maturity. These OID securities usually trade at a discount from their face value.

     Zero coupon securities pay no cash interest to holders prior to maturity. Accordingly, they are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities also are subject to greater fluctuations in market value in response to changing interest rates than debt securities of comparable maturities that make current distributions of interest in cash. Federal tax law requires that the holder of a zero coupon security or other OID security include in gross income each year the original issue discount that accrues on the security for the year, even though the holder receives no interest payment on the security during the year. Accordingly, to continue to qualify as a regulated investment company and to avoid a federal excise tax, a fund may be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund will not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares may ultimately be reduced as a result.

     CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association) Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) or other government sponsored enterprises. Other domestic mortgage-backed securities are sponsored or issued by private entities, generally originators of an investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purposes entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Foreign mortgage-backed securities may be issued by mortgage banks and other private or governmental entities outside the United States and are supported by interests in foreign real estate.

     Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

     A major difference between mortgage-backed securities and traditional bonds is that interest and principal payments are made more frequently (usually monthly) and that principal may be repaid at any time. When interest rates go down and homeowners refinance their mortgages, mortgage-backed securities may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed securities may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

     Because of prepayments, mortgage-backed securities may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the fund purchased the security.

     CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this.
IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

     The market for privately issued mortgage-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere.

Foreign mortgage-backed securities generally are structured differently than domestic mortgage-backed securities, but they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

     During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities in which a fund may invest, including IO and PO classes of mortgage-backed securities, can be extremely volatile and these securities may become illiquid. Mitchell Hutchins or a Sub-Adviser, as applicable seeks to manage the funds' investments in mortgage-backed securities so that the volatility of the fund's portfolio, taken as a whole, is consistent with the fund's investment objective. If market interest rates or other factors that affect the volatility of securities held by the fund change in ways that Mitchell Hutchins does not anticipate, the fund's ability to meet its investment objective may be reduced.

     More information concerning these mortgage-backed securities and the related risks of investments therein is set forth below. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with their investment limitations, the funds expect to invest in those new types of mortgage-backed securities that Mitchell Hutchins or the Sub-Advisers believe may assist the funds in achieving their investment objectives. Similarly, the funds may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein. The funds also may invest in foreign mortgage-backed securities which may be structured differently than domestic mortgage-backed securities.

     Ginnie Mae Certificates--Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as Global Income Fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

     Fannie Mae Certificates--Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

     Freddie Mac Certificates--Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

     Private Mortgage-Backed Securities--Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

     Collateralized Mortgage Obligations and Multi-Class Mortgage Pass-Throughs- -CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt services on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any principal-only or "PO" class) on a monthly, quarterly or semiannual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

     Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates-- i.e., the yield may increase as rates increase and decrease as rates decrease-- but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse interest-only ("IO") class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

     Types of Credit Enhancement--To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

     Special Characteristics of Mortgage-Backed Securities--The yield characteristics of mortgage-backed securities differ from those of traditiona1 debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield.

     Adjustable Rate Mortgage and Floating Rate Mortgage-Backed Securities-- Adjustable Rate Mortgage ("ARM") mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

     ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

     The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

     Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

     LOAN PARTICIPATIONS AND ASSIGNMENTS. Global Income Fund may invest in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders"). The fund's investments in Loans may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in the fund's having a contractual relationship only with the Lender, not with the borrower. The fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. Global Income Fund will acquire Participations only if Mitchell Hutchins determines that the selling Lender is creditworthy.

     When Global Income Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

     Assignments and Participations are generally not registered under the Securities Act of 1933 ("1933 Act") and thus may be subject to the fund's limitation on investment in illiquid securities. Because there may be no liquid market for such securities, the fund anticipates that such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

     TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Each fund may invest in money market investments for temporary or defensive purposes or as part of its normal investment program.. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(6) debt securities issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

     WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

     ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and Statement of Additional Information means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or a Sub-Adviser, as applicable, has determined are liquid pursuant to guidelines established by each fund's board. The assets used as cover for OTC options written by the funds will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the funds may repurchase any OTC options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, IO and PO classes of mortgage-backed securities generally are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins or a Sub-Adviser has determined that they are liquid pursuant to guidelines established by each fund's board. To the extent a fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the 1933 Act and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

     However, not all restricted securities are illiquid. To the extent that foreign securities are freely tradeable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

     Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or a Sub-Adviser, as applicable, pursuant to guidelines approved by the board. Mitchell Hutchins or the Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins or a Sub-Adviser monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the applicable board.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins or a sub-adviser to present minimum credit risks in accordance with guidelines established by the fund's board.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only with banks and securities dealers and for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     DURATION. Duration is a measure of the expected life of a debt security on a present value basis. Duration incorporates the debt security's yield, coupon interest payments, final maturity and call features into one measures and is one of the fundamental tools used by Mitchell Hutchins in portfolio selection and yield curve positioning a fund's investments in debt securities. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.

     Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable debt security, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

     Duration allows Mitchell Hutchins to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a fund's portfolio of debt securities. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins calculates the duration of a fund's portfolio of debt securities as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of debt securities may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

     Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with that fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the boards governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.

     SHORT SALES "AGAINST THE BOX." Each fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and that fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

     A fund might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins or a Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or forward currency contracts (and, for Global Income Fund and Asia Pacific Growth Fund, swaps).

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed-delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed-delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed-delivery securities held by that fund, exceeds its net assets.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." A fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins or a Sub-Adviser, as applicable, deems it advantageous to do so, which may result in a gain or loss to the fund.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

     (2) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     In addition, Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund will not:

     (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the appropriate board without shareholder approval.

     Each fund will not:

     (1) invest more than 10% of its net assets (15% of net assets for Asia Pacific Growth Fund and Emerging Markets Equity Fund) in illiquid securities;

     (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

     (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

     (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger (and except that a fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act).

                    STRATEGIES USING DERIVATIVE INSTRUMENTS

     GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins and the Sub-Advisers may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts and forward currency contracts, to attempt to hedge each fund's portfolio. Mitchell Hutchins also may use these Derivative Instruments to adjust Global Equity Fund's exposure to U.S. and foreign equity markets in connection with a reallocation of the fund's assets and for cash management. Global Income Fund also may use these Derivative Instruments to attempt to enhance income or realize gains and to manage the duration of its portfolio. Global Income Fund and Asia Pacific Growth Fund may enter into interest rate swaps, and Asia Pacific Growth Fund may engage in currency swaps, as also described below. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, each fund's use of these instruments will place at risk a much smaller portion of its assets. In particular, each fund may use the Derivative Instruments described below.

     The funds might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. If a sub-adviser or Mitchell Hutchins, as applicable, is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, a fund may have lower net income and a net loss on the investment.

     OPTIONS ON EQUITY AND DEBT SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

     OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

     SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

     GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, a fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Mitchell Hutchins or a Sub-Adviser believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Mitchell Hutchins or a Sub-Adviser believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

     The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the Sub-Advisers may discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins or a Sub-Adviser may utilize these opportunities for a fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins or a Sub-Adviser to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the Sub-Advisers are experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Mitchell Hutchins or a Sub-Adviser projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, that fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

     (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

     COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The funds may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices and on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

     A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     Generally, the OTC debt options or foreign currency options used by the funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. There are also other types of options exercisable on certain specified dates before expiration.

     The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

     LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by each fund's board without shareholder vote:

     (1) A fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

     (2) The aggregate value of securities underlying put options written by a fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

     (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.

     FUTURES. The funds may purchase and sell securities index futures contracts, interest rate futures contracts, debt security index futures contracts and foreign currency futures contracts. A fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, Global Equity Fund and Global Income Fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities.

     Futures strategies also can be used to manage the average duration of Global Income Fund's portfolio. If Mitchell Hutchins wishes to shorten the average duration of this fund's portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of the fund's portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

     A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to a fund than is purchasing the futures contract.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by a fund's board without shareholder vote:

     (1) To the extent a fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

     (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by each fund that are held at any time will not exceed 20% of its net assets.

     (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each fund will not exceed 5% of its total assets.

     FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. Each fund may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. Such currency hedges can protect against price movements in a security a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or a Sub-Adviser believes will have a positive correlation to the value of the currency being hedged. In addition, a fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and Mitchell Hutchins or the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

     The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

     Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS. A fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges- -for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency. Global Income Fund may use forward currency contracts to realize gains from favorable changes in exchange rates.

     The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. Each fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

     SWAP TRANSACTIONS. Swap transactions include swaps, caps, floors and collars. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the contra party when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars but they are based on currency exchange rates rather than interest rates.

     A fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. A fund may only use these transactions as a hedge and not as a speculative investment. Interest rate swap transactions are subject to risks comparable to those described above with respect to other hedging strategies.

     A fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate swap transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins and the Sub-Adviser (if applicable) believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to a fund's borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions-- Segregated Accounts." A fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps, floors and collars that are written by the fund.

     A fund will enter into swap transactions only with banks and recognized securities dealers believed by Mitchell Hutchins or, (if applicable) the Sub-Adviser to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.


            TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

     Each fund is governed by a board of trustees, which oversees its operations. The trustees and executive officers of each Trust, their ages, business addresses and principal occupations during the past five years are:

      NAME AND ADDRESS*; AGE             POSITION WITH EACH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
      ----------------------             ------------------------                 ----------------------------------------
Margo N. Alexander**; 51                   Trustee and President        Mrs. Alexander is president, chief executive officer and a director of Mitchell Hutchins (since January 1995), and an executive vice president and a director of PaineWebber
                                                                        (since March 1984).  Mrs. Alexander is president and a
                                                                        director or trustee of 32 investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or  their affiliates serve as investment adviser.

Richard Q. Armstrong; 63                          Trustee               Mr. Armstrong is chairman and principal of R.Q.A.
One Old Church Road                                                     Enterprises (management consulting firm) (since April 1991
Unit #6                                                                 and principal occupation since March 1995). Mr. Armstrong
Greenwich, CT 06830                                                     was chairman of the board, chief executive officer and
                                                                        co-owner of Adirondack Beverages (producer and distributor of soft drinks and sparkling/still waters) (October
                                                                        1993-March 1995). He was a partner of The New England
                                                                        Consulting Group (management consulting firm) (December
                                                                        1992-September 1993). He was managing director of LVMH U.S.
                                                                        Corporation (U.S. subsidiary of the French luxury goods
                                                                        conglomerate, Louis Vuitton Moet Hennessey Corporation)
                                                                        (1987-1991) and chairman of its wine and spirits subsidiary,
                                                                        Schieffelin & Somerset Company (1987-1991). Mr. Armstrong is
                                                                        a director or trustee of 31 investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

      NAME AND ADDRESS*; AGE             POSITION WITH EACH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
      ---------------------              ------------------------                 ----------------------------------------
E. Garrett Bewkes, Jr.**; 72            Trustee and Chairman of the     Mr. Bewkes is a director of Paine Webber Group Inc. ("PW
                                             Board of Trustees          Group") (holding company of PaineWebber and Mitchell
                                                                        Hutchins). Prior to December 1995, he was a consultant to PW
                                                                        Group. Prior to 1988, he was chairman of the board,
                                                                        president and chief executive officer of American Bakeries
                                                                        Company. Mr. Bewkes is a director of Interstate Bakeries
                                                                        Corporation. Mr. Bewkes is a director or trustee of 34
                                                                        investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Richard R. Burt; 51                               Trustee               Mr. Burt is chairman of IEP Advisors, Inc. (international
1275 Pennsylvania Ave, N.W.                                             investments and consulting firm) (since March 1994) and a
Washington, DC  20004                                                   partner of McKinsey & Company (management consulting firm)
                                                                        (since 1991). He is also a director of
                                                                        Archer-Daniels-Midland Co. (agricultural commodities),
                                                                        Hollinger International Co. (publishing), Homestake Mining
                                                                        Corp., Powerhouse Technologies Inc. and Wierton Steel Corp.
                                                                        He was the chief negotiator in the Strategic Arms Reduction
                                                                        Talks with the former Soviet Union (1989-1991) and the U.S.
                                                                        Ambassador to the Federal Republic of Germany (1985-1989).
                                                                        Mr. Burt is a director or trustee of 31 investment companies for which Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

Mary C. Farrell**; 49                             Trustee               Ms. Farrell is a managing director, senior investment
                                                                        strategist and member of the Investment Policy Committee of
                                                                        PaineWebber. Ms. Farrell joined PaineWebber in 1982. She is a member of the Financial Women's Association and Women's
                                                                        Economic Roundtable and appears as a regular panelist on
                                                                        Wall $treet Week with Louis Rukeyser. She also serves on the
                                                                        Board of Overseers of New York University's Stern School of
                                                                        Business. Ms. Farrell is a director or trustee of 31
                                                                        investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Meyer Feldberg; 56                                Trustee               Mr. Feldberg is Dean and Professor of Management of the
Columbia University                                                     Graduate School of Business, Columbia University. Prior to
101 Uris Hall                                                           1989, he was president of the Illinois Institute of
New York, NY  10027                                                     Technology. Dean Feldberg is also a director of Primedia,
                                                                        Inc., Federated Department Stores, Inc. and Revlon, Inc.
                                                                        Dean Feldberg is a director or trustee of 33 investment
                                                                        companies for which Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

George W. Gowen; 69                               Trustee               Mr. Gowen is a partner in the law firm of Dunnington,
666 Third Avenue                                                        Bartholow & Miller. Prior to May 1994, he was a partner in
New York, NY  10017                                                     the law firm of Fryer, Ross & Gowen. Mr. Gowen is a director or trustee of 31 investment companies for which Mitchell
                                                                        Hutchins, Paine Webber or their affiliates serve as
                                                                        investment adviser.

      NAME AND ADDRESS*; AGE             POSITION WITH EACH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
      ----------------------             ------------------------                 ----------------------------------------
Frederic V. Malek; 62                             Trustee               Mr. Malek is chairman of Thayer Capital Partners (merchant
1455 Pennsylvania Ave, N.W.                                             bank). From January 1992 to November 1992, he was campaign
Suite 350                                                               manager of Bush-Quayle `92. From 1990 to 1992, he was vice
Washington, DC  20004                                                   chairman and, from 1989 to 1990, he was president of
                                                                        Northwest Airlines Inc., NWA Inc. (holding company of
                                                                        Northwest Airlines Inc.) and Wings Holdings Inc. (holding
                                                                        company of NWA Inc.). Prior to 1989, he was employed by the
                                                                        Marriott Corporation (hotels, restaurants, airline catering and contract feeding), where he most recently was an
                                                                        executive vice  president and president of Marriott Hotels and Resorts. Mr. Malek is also a director of American
                                                                        Management Systems, Inc. (management consulting and computer related services), Automatic Data Processing, Inc., CB
                                                                        Commercial Group, Inc. (real estate services), Choice Hotels
                                                                        International (hotel and hotel franchising), FPL Group, Inc.
                                                                        (electric services), Manor Care, Inc. (health care) and
                                                                        Northwest Airlines Inc. Mr. Malek is a director or trustee of 31 investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Carl W. Schafer; 63                               Trustee               Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street, #1100                                            (charitable foundation supporting mainly oceanographic
Princeton, NJ  08542                                                    exploration and research). He is a director of Base Ten
                                                                        Systems, Inc. (software), Roadway Express, Inc. (trucking),
                                                                        The Guardian Group of Mutual Funds, the Harding, Loevner
                                                                        Funds, Evans Systems, Inc. (motor fuels, convenience store and diversified company), Electronic Clearing House, Inc.,
                                                                        (financial transactions processing), Frontier Oil
                                                                        Corporation and Nutraceutix, Inc. (biotechnology company).
                                                                        Prior to January 1993, he was chairman of the Investment
                                                                        Advisory Committee of the Howard Hughes Medical Institute.
                                                                        Mr. Schafer is a director or trustee of 31 investment
                                                                        companies for which Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

T. Kirkham Barneby; 52                        Vice President            Mr. Barneby is a managing director and chief investment
                                         (Investment Trust only)        officer--quantitative investments of Mitchell Hutchins.
                                                                        Prior to September 1994, he was a senior vice president at
                                                                        Vantage Global Management. Mr. Barneby is a vice president of six investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Julieanna Berry; 35                           Vice President            Ms. Berry is a first vice president and a portfolio manager
                                           (Managed Trust only)         of Mitchell Hutchins. Ms. Berry is a vice president of two investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Lawrence Chinsky; 29                        Vice President and          Mr. Chinsky is an assistant vice president and investment
                                            Assistant Treasurer         monitoring officer of the mutual fund finance department of
                                                                        Mitchell Hutchins. Prior to August 1997, he was a securities compliance examiner with the Office of Compliance,
                                                                        Inspections and Examinations in the New York Regional Office
                                                                        of the SEC. Mr. Chinsky is vice president and assistant
                                                                        treasurer of 32 investment companies for which Mitchell
                                                                        Hutchins, PaineWebber or their affiliates serve as
                                                                        investment adviser.

      NAME AND ADDRESS*; AGE             POSITION WITH EACH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
      ----------------------             ------------------------                 ----------------------------------------
Karen L. Finkel; 41                           Vice President            Mrs. Finkel is a senior vice president and a portfolio
                                           (Managed Trust only)         manager of Mitchell Hutchins. Mrs. Finkel is a vice
                                                                        president of three investment companies for which Mitchell
                                                                        Hutchins, PaineWebber or their affiliates serve as
                                                                        investment adviser.

James F. Keegan; 38                           Vice President            Mr. Keegan is a senior vice president and a portfolio
                                           (Managed Trust only)         manager of Mitchell Hutchins. Prior to March 1996, he was
                                                                        director of fixed income strategy and research of Merrion
                                                                        Group, L.P. From 1987 to 1994, he was a vice president of
                                                                        global investment management of Bankers Trust. Mr. Keegan is a vice president of three investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

John J. Lee; 30                             Vice President and          Mr. Lee is a vice president and a manager of the mutual fund
                                            Assistant Treasurer         finance department of Mitchell Hutchins. Prior to September
                                                                        1997, he was an audit manager in the financial services
                                                                        practice of Ernst & Young LLP. Mr. Lee is a vice president and assistant treasurer of 32 investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or their affiliates serve as an investment adviser.

Thomas J. Libassi; 40                         Vice President            Mr. Libassi is a senior vice president and portfolio manager
                                           (Managed Trust only)         of Mitchell Hutchins. Prior to May 1994, he was a vice
                                                                        president of Keystone Custodian Funds Inc. with portfolio
                                                                        management responsibility. Mr. Libassi is a vice president of six investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Dennis McCauley; 52                           Vice President            Mr. McCauley is a managing director and chief investment
                                       (Managed Trust and Investment    officer--fixed income of Mitchell Hutchins. Prior to
                                               Series only)             December 1994, he was director of fixed income investments of IBM Corporation.  Mr. McCauley is a vice president of 22 investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Ann E. Moran; 41                            Vice President and          Ms. Moran is a vice president and a manager of the mutual
                                            Assistant Treasurer         fund finance department of Mitchell Hutchins. Ms. Moran is a vice president and assistant treasurer of 32 investment
                                                                        companies for which Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

Dianne E. O'Donnell; 46                Vice President and Secretary     Ms. O'Donnell is a senior vice president and deputy general counsel of Mitchell Hutchins. Ms. O'Donnell is a vice
                                                                        president and secretary of 31 investment companies and a
                                                                        vice president and assistant secretary of one investment
                                                                        company for which Mitchell Hutchins, PaineWebber or their
                                                                        affiliates serve as investment adviser.

Emil Polito; 38                               Vice President            Mr. Polito is a senior vice president and director of
                                                                        operations and control for Mitchell Hutchins. Mr. Polito is a vice president of 32 investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

      NAME AND ADDRESS*; AGE             POSITION WITH EACH TRUST                 BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
      ----------------------             ------------------------                 ----------------------------------------
Victoria E. Schonfeld; 48                     Vice President            Ms. Schonfeld is a managing director and general counsel of
                                                                        Mitchell Hutchins. Prior to May 1994, she was a partner in the law firm of Arnold & Porter. Ms. Schonfeld is a vice
                                                                        president of 31 investment companies and a vice president
                                                                        and secretary of one investment company for which Mitchell
                                                                        Hutchins, PaineWebber or their affiliates serve as
                                                                        investment adviser.

Paul H. Schubert; 36                   Vice President and Treasurer     Mr. Schubert is a senior vice president and director of the mutual fund finance department of Mitchell Hutchins. From
                                                                        August 1992 to August 1994, he was a vice president at
                                                                        BlackRock Financial Management L.P. Mr. Schubert is a vice president and treasurer of 32 investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

Nirmal Singh; 42                              Vice President            Mr. Singh is a senior vice president and a portfolio manager
                                           (Managed Trust only)         of Mitchell Hutchins. Mr. Singh is a vice president of four investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Barney A. Taglialatela; 38                  Vice President and          Mr. Taglialatela is a vice president and a manager of the
                                            Assistant Treasurer         mutual fund finance department of Mitchell Hutchins. Prior to February 1995, he was a manager of the mutual fund
                                                                        finance division of Kidder Peabody Asset Management, Inc.
                                                                        Mr. Taglialatela is a vice president and assistant treasurer of 32 investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Mark A. Tincher; 43                           Vice President            Mr. Tincher is a managing director and chief investment
                                            (Investment Trust,          officer--equities of Mitchell Hutchins. Prior to March 1995,
                                      Investment Trust II and Managed   he was a vice president and directed the U.S. funds
                                                Trust only)             management and equity research areas of Chase Manhattan
                                                                        Private Bank. Mr. Tincher is a vice president of 13
                                                                        investment companies for which Mitchell Hutchins,
                                                                        PaineWebber or their affiliates serve as investment adviser.

Craig M. Varrelman; 40                        Vice President            Mr. Varrelman is a senior vice president and a portfolio
                                           (Managed Trust only)         manager of Mitchell Hutchins. Mr. Varrelman is a vice
                                                                        president of four investment companies for which Mitchell
                                                                        Hutchins, PaineWebber or their affiliates serve as
                                                                        investment adviser.

Stuart Waugh; 43                              Vice President            Mr. Waugh is a managing director and a portfolio manager of
                                         (Investment Series only)       Mitchell Hutchins responsible for global fixed income
                                                                        investments and currency trading. Mr. Waugh is a vice
                                                                        president of five investment companies for which Mitchell
                                                                        Hutchins, PaineWebber or their affiliates serve as
                                                                        investment adviser.

Keith A. Weller; 37                          Vice President and         Mr. Weller is a first vice president and associate general
                                             Assistant Secretary        counsel of Mitchell Hutchins. Prior to May 1995, he was an attorney in private practice. Mr. Weller is a vice president and assistant secretary of 31 investment companies for which
                                                                        Mitchell Hutchins, PaineWebber or their affiliates serve as investment adviser.

______________
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of each fund as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

     Board members are compensated as follows:

     . MANAGED TRUST has seven operating series and pays each trustee who is not an "interested person" of the Trust $1,000 annually for each series. Therefore, Managed Trust pays each such trustee $7,000 annually, plus any additional amounts due for board or committee meetings.

     . INVESTMENT TRUST II AND INVESTMENT SERIES each pays board members who are not "interested persons" of the Trust $1,000 annually for its sole series, plus any additional amounts due for board or committee meetings.

     . INVESTMENT TRUST has two series and pays each board member who is not an "interested person" of the Trust $1,000 annually for Global Equity Fund and an additional $1,500 annually for its second series. Therefore, Investment Trust pays each such board member $2,500 annually, plus any additional amounts due for board or committee meetings.

     Each Trust pays an additional $150 per series for each board meeting and each separate meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the outstanding shares of any class of each fund. Because PaineWebber, Mitchell Hutchins and, as applicable, a Sub-Adviser perform substantially all the services necessary for the operation of the Trusts and each fund, the Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

     The table below includes certain information relating to the compensation of the current board members who held office with the Trusts or with other PaineWebber funds during the funds' fiscal years ended October 31, 1998.

                              COMPENSATION TABLE+

                                                                                                                    TOTAL
                                                                                                                    -----
                       AGGREGATE           AGGREGATE               AGGREGATE               AGGREGATE            COMPENSATION
                       ---------           ---------               ---------               ---------            ------------
                     COMPENSATION        COMPENSATION          COMPENSATION FROM         COMPENSATION             FROM THE
                     ------------        ------------          -----------------         ------------             --------
NAME OF PERSON,      FROM MANAGED       FROM INVESTMENT        INVESTMENT TRUST*        FROM INVESTMENT        TRUSTS AND THE
---------------      ------------       ---------------        -----------------        ---------------        --------------
   POSITION              TRUST*              SERIES*                                        TRUST II*           FUND COMPLEX
   --------              ------              -------                                        ---------           ------------
Richard Q. Armstrong,
    Trustee
Richard R. Burt,
    Trustee
Meyer Feldberg,
    Trustee
George W. Gowen,
    Trustee
Frederic V. Malek,
    Trustee
Carl W. Schafer,
    Trustee

____________________
+ Only independent board members are compensated by the Trusts and identified above; board members who are "interested persons," as defined by the 1940 Act, do not receive compensation.

* Represents fees paid to each Trustee from the Trust indicated for the fiscal year ended October 31, 1998.

** Represents total compensation paid to each board member during the calendar year ended December 31, 1998; no fund within the fund complex has a bonus, pension, profit sharing or retirement plan.

                        PRINCIPAL HOLDERS OF SECURITIES

     The following shareholder is shown in the funds' records as owning 5% or more of any class of its shares:

                                                     NUMBER AND PERCENTAGE
                                                    OF SHARES BENEFICIALLY
NAME AND ADDRESS*                            OWNED AS OF FEBRUARY        , 1999
-----------------                            ----------------------------------





_______________
* The shareholder listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, NY 10019.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to each fund pursuant to separate contracts (each an "Advisory Contract") with each Trust. Under the Advisory Contracts, each fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rates indicated below. The Funds have applied for exemptive relief to the SEC to permit their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval.

     Under the terms of the Advisory Contracts, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons (as defined in the 1940 Act) of the applicable Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the applicable Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to board members and officers; and
(18) costs of mailing, stationery and communications equipment.

     Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the fund's board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the fund.

     GLOBAL EQUITY FUND. Mitchell Hutchins acts as the investment adviser and administrator of Global Equity Fund pursuant to an Advisory Contract with Investment Trust dated October 1, 1998. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.85% of the fund's average daily net assets up to and including $500 million, 0.83% of amounts over $500 million and up to and including $1 billion, and 0.805% of amounts over $1 billion. Under the Advisory Contract and a substantially similar contract, for the fiscal years ended October 31, 1998 and October 31, 1997, the two months ended October 31, 1996, and the fiscal year ended August 31, 1996, the fund paid (or accrued) to Mitchell Hutchins advisory and administrative fees of $_______, $4,689,662, $794,518 and $4,990,588, respectively.

     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with Invista dated October 1, 1998 ("Sub-Advisory Contract"), pursuant to which Invista serves as investment sub-adviser for the foreign investments of Global Equity Fund. (Mitchell Hutchins allocates the fund's investments between U.S. and foreign investments and is responsible for the day-to-day management of the fund's U.S. investments.) Under the Sub-Advisory Contract, Mitchell Hutchins (not the fund) is obligated to pay Invista at the annual rate of 0.40% of the fund's average daily net assets allocated to its management up to and including $100 million. This fee drops to 0.29% of the fund's average daily net assets allocated to Invista's management in excess of $100 million up to and including $300 million and to 0.26% of such assets in excess of $300 million. For the period October 1 through October 31, 1998, Mitchell Hutchins paid or accrued sub-advisory fees to Invista of $ __________. Prior to October 1, 1998, GE Investment Management Incorporated ("GEIM") served as investment sub-adviser for all the fund's assets pursuant to a sub-advisory contract with Mitchell Hutchins. Under that sub-advisory contract, Mitchell Hutchins paid or accrued sub-advisory fees to GEIM for the period November 1, 1997 to September 30, 1998 and the fiscal yeas ended October 31, 1997, the two months ended October 31, 1996, and the fiscal year ended August 31, 1996, of $______, $1,695,840, $287,688 and $1,808,760, respectively.

     Under the Sub-Advisory Contract, Invista will not be liable for any error of judgment or mistake of law or for any loss suffered by Investment Trust, Global Equity Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to Investment Trust, the fund, its shareholders or Mitchell Hutchins to which Invista would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

     The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by Investment Trust's board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' notice to Invista and Mitchell Hutchins, or by Invista or Mitchell Hutchins on 120 days' written notice to Investment Trust.

     GLOBAL INCOME FUND. Mitchell Hutchins acts as the investment adviser and administrator of Global Income Fund pursuant to an Advisory Contract with Investment Series dated April 21, 1988. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets up to and including $500 million, 0.725% of amounts in excess of $500 million and up to $1 billion, 0.70% of amounts in excess of $1 billion and up to $1.5 billion, 0.675% of amounts in excess of $1.5 billion and up to $2.0 billion, and 0.65% of amounts over $2 billion. For the fiscal years ended October 31, 1998, October 31, 1997 and October 31, 1996, the fund paid (or accrued) to Mitchell Hutchins advisory and administrative fees of $________, $5,683,381 and $7,812,766, respectively.

     Prior to August 1, 1997, PaineWebber provided certain services to Global Income Fund not otherwise provided by its transfer agent. Pursuant to an agreement between PaineWebber and the fund relating to those services, for the period from November 1, 1996 to July 31, 1997 and for the fiscal year ended October 31, 1996, Global Income Fund paid (or accrued) to PaineWebber $189,131 and $305,944, respectively.

     ASIA PACIFIC GROWTH FUND. Mitchell Hutchins acts as the investment adviser and administrator of Asia Pacific Growth Fund pursuant to an Investment Advisory and Administration Contract with Managed Trust, dated April 21, 1988, made applicable to the fund by means of an Investment Advisory and Administration Fee Agreement dated December 18, 1996 (together an "Advisory Contract"). Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 1.20% of the fund's average daily net assets up to and including $100 million and at an annual rate of 1.10% of its average daily net assets in excess of $100 million. For the fiscal year ended October 31, 1998 and the period March 25, 1997 (commencement of operations) through October 31, 1997, the fund paid (or accrued) to Mitchell Hutchins advisory and administrative fees of $ __________________ and $533,412, respectively.

     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with Schroder Capital, dated December 18, 1996 ("Sub-Advisory Contract"), pursuant to which Schroder Capital determines what securities will be purchased, sold or held by Asia Pacific Growth Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the fund) pays Schroder Capital a fee, computed daily and paid monthly, at an annual rate of 0.65% of the fund's average daily net assets up to and including $100 million and at an annual rate of 0.55% of the fund's average daily net assets in excess of $100 million. Schroder Capital bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. For the fiscal year ended October 31, 1998 and the period March 25, 1997 (commencement of operations) through October 31, 1997, Mitchell Hutchins (not the fund) paid (or accrued) to Schroder Capital sub-advisory fees of $ ______ and $284,106, respectively.

     Under the Sub-Advisory Contract, Schroder Capital will not be liable for any error of judgment or mistake of law or for any loss suffered by Managed Trust, Asia Pacific Growth Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to Managed Trust, the fund, its shareholders or Mitchell Hutchins to which Schroder Capital would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

     The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by Managed Trust's board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' notice to Schroder Capital, or by Schroder Capital on 120 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins (1) upon material breach by Schroder Capital of its representations and warranties, which breach shall not have been cured within a 20-day period after notice of such breach;
(2) if the Sub-Adviser becomes unable to discharge its duties and obligations under the Sub-Advisory Contract or (3) on 120 days' notice to Schroder Capital.

     Prior to August 1, 1997, PaineWebber provided certain services to Asia Pacific Growth Fund not otherwise provided by its transfer agent. Pursuant to an agreement between PaineWebber and the fund relating to those services, for the period from March 25, 1997 (commencement of operations) through July 31, 1997, Asia Pacific Growth Fund paid (or accrued) to PaineWebber $9,958.

     EMERGING MARKETS EQUITY FUND. Mitchell Hutchins acts as the investment adviser and administrator of Emerging Markets Equity Fund pursuant to an Advisory Contract with Investment Trust II dated February 25, 1997. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 1.20% of the fund's average daily net assets. Under the Advisory Contract and a similar prior advisory contract, for the fiscal years ended October 31, 1998 and October 31, 1997, the four months ended October 31, 1996 and the fiscal year ended June 30, 1996, the fund paid (or accrued) to Mitchell Hutchins advisory and administrative fees of $_______, $438,676, $220,071 and $867,093, respectively.

     During the fiscal years ended October 31, 1998 and October 31, 1997, the four months ended October 31, 1996 and the fiscal year ended June 30, 1996, Mitchell Hutchins waived part of its management fees and reimbursed Emerging Markets Equity Fund in the aggregate amounts of $_______, $180,568, $142,160 and $538,618, respectively. During these periods, certain expense limitations were applicable which are no longer in effect. As of the date of this Statement of Additional Information, Mitchell Hutchins is voluntarily waiving part of its management fees and/or making reimbursements to Emerging Markets Equity Fund. Mitchell Hutchins may discontinue these voluntary waivers and/or reimbursements at any time.

     The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers, but does not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into a separate contract with Schroder Capital, dated February 25, 1997 ("Sub-Advisory Contract"), pursuant to which Schroder Capital determines what securities will be purchased, sold or held by Emerging Markets Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the fund) pays Schroder Capital a fee, computed daily and paid monthly, at an annual rate of 0.70% of the fund's average daily net assets. Schroder Capital bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. For the fiscal year ended October 31, 1998 and the period February 25, 1997 to October 31, 1997, Mitchell Hutchins (not the fund) paid (or accrued) to Schroder
Capital $     and $161,715, respectively, in sub-advisory fees.  Under contracts with the fund's former sub-adviser, Emerging Markets Management, for the period November 1, 1996 through February 24, 1997, the four months ended October 31, 1996 and the fiscal year ended June 30, 1996, Mitchell Hutchins paid (or accrued) fees of $86,731, $152,148 and $599,472, respectively, to Emerging Markets Management.

     Under the Sub-Advisory Contract, Schroder Capital will not be liable for any error of judgment or mistake of law or for any loss suffered by Investment Trust II, Emerging Markets Equity Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to Investment Trust II, the fund, its shareholders or Mitchell Hutchins to which Schroder Capital would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract.

     The Sub-Advisory Contract terminates automatically upon the assignment or the termination of the Advisory Contract and is terminable at any time without penalty by Investment Trust II's board or by vote of the holders of a majority of the fund's outstanding securities on 60 days' notice to Schroder Capital, or by Schroder Capital on 60 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins (1) upon material breach by Schroder Capital of its representations and warranties, which breach shall not have been cured within a 20-day period after notice of such breach;
(2) if the Sub-Adviser becomes unable to discharge its duties and obligations under the Sub-Advisory Contract or (3) on 120 days' notice to Schroder Capital.

     ALL FUNDS. During the fiscal years (or periods) ended October 31, 1997 and October 31, 1998, the indicated fund paid (or accrued) the following fees to PaineWebber for its services as securities lending agent:


FUND                                           FISCAL YEAR ENDED OCTOBER 31,
----                                           -----------------------------
                                     1998                                1997
                                     ----                                ----
Global Equity Fund                                                    $14,324
Global Income Fund                                                      5,582
Asia Pacific Growth Fund                                               42,125
Emerging Markets Equity Fund                                           26,057


     Subsequent to August 1, 1997, PFPC (not the funds) pays PaineWebber for certain transfer agency related services that PFPC has delegated to PaineWebber.

     NET ASSETS. The following table shows the approximate net assets as of February 28, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                            NET ASSETS
     Investment Category                                      ($MIL)
     -------------------                                      ------

     Domestic (excluding Money Market).....................
     Equity/Balanced.......................................
     Fixed Income (excluding Money Market).................
        Taxable Fixed Income...............................
        Tax-Free Fixed Income..............................
     Money Market funds....................................

     PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients. Personnel of each Sub-Adviser may also invest in securities for their own accounts pursuant to comparable codes of ethics.

     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of each fund under separate distribution contracts with each Trust (collectively, "Distribution Contracts"). Each Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the applicable fund. Shares of each fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares of the funds (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell each fund's shares.

     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of each fund adopted by each Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan, each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares. Under the Class C Plan, each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% (in the case of Asia Pacific Growth Fund, Emerging Markets Equity Fund and Global Equity Fund) or 0.50% (in the case of Global Income Fund) of the average daily net assets of the Class C shares. There is no distribution plan with respect to the funds' Class Y shares.

     Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

     Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

     . Offset the commissions it pays to PaineWebber for selling each fund's Class B and Class C shares, respectively.

     . Offset each fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

     PaineWebber compensates investment executives when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

     Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

     The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that each fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

     Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the applicable board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the applicable board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and
(4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of that Trust.

     In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of each fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of fund shares.

     The funds paid (or accrued) the following fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal year ended October 31, 1998:

                                                                              ASIA PACIFIC        EMERGING MARKETS
                               GLOBAL EQUITY FUND    GLOBAL INCOME FUND       GROWTH FUND           EQUITY FUND
                              --------------------  --------------------  --------------------  --------------------
Class A......................
Class B......................
Class C......................

     Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each fund during the fiscal year ended October 31, 1998:

                                          GLOBAL              GLOBAL           ASIA PACIFIC      EMERGING MARKETS
                                       EQUITY FUND         INCOME FUND         GROWTH FUND         EQUITY FUND
                                    ------------------  ------------------  ------------------  ------------------
CLASS A
Marketing and advertising.........
Amortization of commissions.......
Printing of prospectuses and
 statements of additional
 information......................
Branch network costs allocated
 and interest expense.............
Service fees paid to PaineWebber
 investment executives............

CLASS B
Marketing and advertising.........
Amortization of commissions.......
Printing of prospectuses and
 statements of additional
 information......................
Branch network costs allocated and
 interest expense.................
Service fees paid to PaineWebber
 investment executives............

CLASS C
Marketing and advertising...............
Amortization of commissions.............
Printing of prospectuses and statements
 of additional information..............
Branch network costs allocated and
 interest expense.......................
Service fees paid to PaineWebber
 investment executives..................

     "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the funds' shares, including the PaineWebber retail branch system.

     In approving each fund's overall Flexible PricingSM system of distribution, the applicable board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

     In approving the Class A Plan, each board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

     In approving the Class B Plan, the board of each fund considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (5) the services provided to the fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

     In approving the Class C Plan, each board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs.

The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, within one year after purchase was conditioned upon its expectation of being compensated under the Class C Plan.

     With respect to each Plan, the boards considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The boards also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of a fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

     Under the Distribution Contract between each Trust and Mitchell Hutchins for the Class A shares for the fiscal years (or periods) set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.

                          FISCAL YEAR ENDED OCTOBER 31,               TWO MONTHS ENDED          FISCAL YEAR ENDED
                          -----------------------------
                          1998                     1997               OCTOBER 31, 1996           AUGUST 31, 1996
                          ----                     ----               ----------------           ---------------
GLOBAL EQUITY FUND
     Earned.............                       $132,728                     $22,360                    $229,590
     Retained...........                          8,400                       1,366                      10,949

                                                  FISCAL YEARS ENDED OCTOBER 31,
                                           1998                       1997                               1996
                                          ------                      ----                               ----
GLOBAL INCOME FUND
     Earned                                                            $29,752                           $37,752
     Retained                                                            2,950                             6,564

                                            FISCAL YEAR ENDED                                 PERIOD ENDED
                                            OCTOBER 31, 1998                                OCTOBER 31, 1997
                                            -----------------                               ----------------
ASIA PACIFIC GROWTH FUND
    Earned                                                                                     $1,142,055
    Retained                                                                                       67,143

                          FISCAL YEAR ENDED OCTOBER 31,                     FOUR MONTHS ENDED            FISCAL YEAR ENDED
                          -----------------------------                     OCTOBER  31, 1996              JUNE 30, 1996
                         1998                      1997                     -----------------              -------------
                         -----------------------------
EMERGING MARKETS EQUITY
 FUND
     Earned.............                        $10,692                              $4,109                     $25,696
     Retained...........                            662                                 251                       1,280

     Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended October 31, 1998:

                                                                              ASIA PACIFIC        EMERGING MARKETS
                               GLOBAL EQUITY FUND    GLOBAL INCOME FUND       GROWTH FUND           EQUITY FUND
                              --------------------  --------------------  --------------------  --------------------
Class A....................
Class B....................
Class C....................

                            PORTFOLIO TRANSACTIONS

     Subject to policies established by each board, Mitchell Hutchins or a Sub-Adviser, as applicable, is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the Sub-Adviser seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins and the Sub-Advisers generally seek reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years or periods indicated, the funds paid the brokerage commissions set forth below:

                          FISCAL YEAR ENDED OCTOBER 31,           TWO MONTHS ENDED       FISCAL YEAR ENDED
                          -----------------------------
                        1998                        1997          OCTOBER  31, 1996       AUGUST 31, 1996
                        ----                        ----          -----------------      ----------------
GLOBAL EQUITY FUND                             $384,903               $118,589                $1,472,329

                                                            FISCAL YEARS ENDED OCTOBER 31,
                                            1998                         1997                           1996
                                            ----                         ----                           ----
GLOBAL INCOME FUND                                                        $3,330                       $   0


                                            FISCAL YEAR ENDED                  PERIOD ENDED
                                            OCTOBER 31, 1998                 OCTOBER 31, 1997
                                            -----------------                ----------------
ASIA PACIFIC GROWTH FUND                                                         $454,243

                          FISCAL YEAR ENDED OCTOBER 31,          FOUR MONTHS ENDED        FISCAL YEAR ENDED
                          -----------------------------
                         1998                      1997          OCTOBER 31, 1996           JUNE 30, 1996
                         ----                      ----          ----------------           -------------
EMERGING MARKETS EQUITY                        $266,325                 $80,726                 $264,723
 FUND

     The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber, or brokerage affiliates of Schroder Capital or Invista. Each board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber or brokerage affiliates of Schroder Capital or Invista are reasonable and fair. Specific provisions in the Advisory Contracts and the applicable Sub-Advisory Contracts authorize Mitchell Hutchins and Schroder Capital or Invista, respectively, and any of their affiliates that is a member of a national securities exchange to effect portfolio transactions for the applicable funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. During the fiscal year ended October 31, 1998, the funds paid brokerage commissions to PaineWebber or, as applicable, GEIM, Schroder Capital or Invista or their affiliates as follows:


     These brokerage commissions represented for each fund the percentages of total brokerage commissions paid and of the dollar amount representing the fund's transactions involving the payment of brokerage commissions set forth below.


     None of the funds paid brokerage commissions to PaineWebber or in the case of Asia Pacific Growth Fund, Emerging Markets Equity Fund, Schroder Capital's or in the case of Global Equity Fund, GEIM's or Invista's affiliates during its last two prior fiscal years.

     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates or brokerage affiliates of Schroder Capital or Invista, are similar to those in effect with respect to brokerage transactions in securities.

     Consistent with the interests of the funds and subject to the review of each board, Mitchell Hutchins or a Sub-Adviser may cause a fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins or a Sub-Adviser with research, analysis, advice and similar services. The funds may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or the Sub-Adviser, as applicable, to that fund and its other clients, and that the total commissions paid by the fund will be reasonable in relation to the benefits to the fund over the long term. For the fiscal year ended October 31, 1998, the funds directed the portfolio transactions indicated below to brokers chosen because they provide research, analysis, advice and similar services, for which the funds paid the brokerage commissions indicated below:

FUND                                               AMOUNT OF PORTFOLIO TRANSACTIONS      BROKERAGE COMMISSIONS PAID
----                                               --------------------------------      --------------------------
Global Equity Fund
Global Income Fund
Asia Pacific Growth Fund
Emerging Markets Equity Fund

     For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins or the applicable Sub-Adviser seeks best execution. Although Mitchell Hutchins and the Sub-Adviser may receive certain research or execution services in connection with these transactions, Mitchell Hutchins and the Sub-Advisers will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins and the Sub-Advisers will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Mitchell Hutchins or a Sub-Adviser may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or the Sub-Adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.

     Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins or a Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or a Sub-Adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts or the Sub-Advisers under the Sub-Advisory Contracts.

     Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins or by a Sub-Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

     The funds will not purchase securities that are offered in underwritings in which PaineWebber or an affiliate of a Sub-Adviser is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof or an affiliate of a Sub-Adviser not participate in or benefit from the sale to the funds.

     As of October 31, 1998, the funds owned securities issued by the following companies which are regular broker-dealers for the funds: [____________________ __________].

     PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

     The funds' respective portfolio turnover rates for the fiscal periods shown were:

GLOBAL EQUITY FUND
Fiscal Year ended October 31, 1998........................................
Fiscal Year ended October 31, 1997........................................  86%

GLOBAL INCOME FUND
Fiscal Year ended October 31, 1998........................................
Fiscal Year ended October 31, 1997........................................ 172%

ASIA PACIFIC GROWTH FUND
Fiscal Year ended October 31, 1998........................................
Fiscal Period March 25, 1997 (commencement of operations) to
 October 31, 1997 ........................................................  13%

EMERGING MARKETS EQUITY FUND
Fiscal Year ended October 31, 1998........................................
Fiscal Year ended October 31, 1997........................................  87%

           REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                        INFORMATION AND OTHER SERVICES

     WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. Sales charge waivers for Class A shares are described in the Prospectus and reduced sales charges are available through the combined purchase plan or through rights of accumulation described below. Purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

     COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

     An "eligible group of related fund investors" can consist of any combination of the following:

     (a)  an individual, that individual's spouse, parents and children;

     (b)  an individual and his or her Individual Retirement Account ("IRA");

     (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

     (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

     (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

     (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

     (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

     (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

     RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

     REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes" in the Statement of Additional Information.

     WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     PURCHASES OF CLASS Y SHARES THROUGH THE PACE MULTI-ADVISOR PROGRAM. An investor who participates in the PACE Multi-Advisor Program is eligible to purchase Class Y shares. The PACE Multi-Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi-Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi-Advisor Program.

     PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN PW 401(K) PLUS PLAN. The trustee of the PW 401(k) Plus Plan, a defined contribution plan sponsored by PW Group, buys and sells Class Y shares of the funds to implement the investment choices of individual plan participants with respect to their PW 401(k) Plus Plan contributions. Individual plan participants should consult the Summary Plan Description and other plan material of the PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-Pwebber (1-000-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.

     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

     If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

     SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

     AUTOMATIC INVESTMENT PLAN. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the fund. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

     SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

 .    Class A and Class C shares. Minimum value of fund shares in $5,000; minimum withdrawals of $100.

 .    Class B shares. Minimum value of fund shares is $20,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $200, $400, $600 and $800, respectively.

     Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. An investor may withdraw no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this Plan.

     An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semiannual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the funds' systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

     INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

     TRANSFER OF ACCOUNTS. If investors holding shares of a fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SM);
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

     Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

     To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

     The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

     PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

     PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

     . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard(Registered) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

     . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

     . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

     . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

     . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

     . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

     . expanded account protection to $100 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the Transfer Agent and not through PaineWebber; and

     . automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

     The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                         CONVERSION OF CLASS B SHARES

     Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

     The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not continue to be met.

                              VALUATION OF SHARES

     Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the Sub-Adviser as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq prior to valuation; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the applicable board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities and lower rated bonds than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value.

     All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by a fund's custodian. Foreign currency exchange rates are generally determined prior to the close of regular trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in the computation of a fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the applicable board. The foreign currency exchange transactions of the funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by less than one-tenth of one percent due to the costs of converting from one currency to another.

                            PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

      P(1 + T)n =  ERV

   where:    P  =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
             T = average annual total return of shares of that class n = number of years
            ERV =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge (4.0% for Global Income Fund) is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

     The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

     The following tables show performance information for each class of the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average return.

                              GLOBAL EQUITY FUND

                                           CLASS A   CLASS B   CLASS C   CLASS Y
                                           -------   -------   -------   -------

Year ended October 31, 1998:
 Standardized Return*...................
 Non-Standardized Return................
Five Years ended October 31, 1998:
 Standardized Return*...................
 Non-Standardized Return................
Inception** to October 31, 1998:
 Standardized Return*...................
 Non-Standardized Return................

                              GLOBAL INCOME FUND

                                             CLASS A  CLASS B   CLASS C  CLASS Y
                                             -------  -------   -------  -------

Year ended October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................
Five years ended October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................
Ten years ended October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................
Inception** to October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................

                           ASIA PACIFIC GROWTH FUND

                                           CLASS A   CLASS B   CLASS C   CLASS Y
                                           -------   -------   -------   -------

Year ended October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................
Inception** to October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................

                         EMERGING MARKETS EQUITY FUND

                                           CLASS A   CLASS B  CLASS C  CLASS Y
                                           -------   -------  -------  -------
Year ended October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................
Inception** to October 31, 1998:
 Standardized Return*....................
 Non-Standardized Return.................
______________
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5% (4.0% for Global Income Fund). All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.

** The inception date for each Class of shares is as follows:

                                  CLASS A     CLASS B     CLASS C     CLASS Y
                                  --------    --------    --------    --------
Global Equity Fund                11/14/91    08/25/95    05/10/93    05/10/93
Global Income Fund                07/01/91    03/20/87    07/02/92    08/26/91
Asia Pacific Growth Fund          03/25/97    03/25/97    03/25/97    03/13/98
Emerging Markets Equity Fund      01/19/94    12/05/95    01/19/94    01/19/94

     YIELD. Yields used in Global Income Fund's Performance Advertisements are calculated by dividing the fund's interest income attributable to a Class of shares for a 30-day period ("Period"), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) at the end of the Period. Yield quotations are calculated according to the following formula:

        YIELD   =  [FORMULA APPEARS HERE]


     where: a = interest earned during the Period attributable to a Class of b = expenses accrued for the Period attributable to a Class of shares (net of reimbursements)
              c =  the average daily number of shares of a Class outstanding during the Period that were entitled to receive dividends
              d =  the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of
                   Class B and Class C shares) on the last day of the Period.

     Except as noted below, in determining interest income earned during the Period (variable "a" in the above formula), Global Income Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. With respect to Class A shares, in calculating the maximum offering price per share at the end of the Period (variable "d" in the above formula) the fund's current maximum 4% initial sales charge on Class A shares is included. For the 30-day period ended October 31, 1998 the yields for its Class A shares, Class B shares, Class C shares and Class Y shares were ____%, ____%, ____%, and ____%, respectively.

     OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index (including Asia Pacific regional indices), the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of a fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

     The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

     Each fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

                                    [CHART]

                                [TO BE UPDATED]



____________
Source: Stocks, Bonds, Bills and Inflation 1998 Yearbook(TM), Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

     The chart is shown for illustrative purposes only and does not represent any fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stock and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.

     Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1925 to 1997, stocks beat all other traditional asset classes. A $10,000 investment in the S&P 500 grew to $18,272,762, significantly more than any other investment.

                                     TAXES

     BACKUP WITHHOLDING. Each fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

     TAXES ON THE SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of any fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

     SPECIAL TAX RULE FOR CLASS A SHAREHOLDERS. Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount will increase the basis of the PaineWebber mutual fund shares subsequently acquired.

     CONVERSION OF CLASS B SHARES. No gains or loss will be recognized by a shareholder as a result of a conversion from Class B shares into Class A shares.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. In order to continue to qualify for treatment as a RIC under the Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders, as dividends (that is, ordinary income).

     OTHER INFORMATION. Dividends and other distributions declared by a fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from each fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Dividends and interest received, and gains realized, by a fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. If a fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

     Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each fund may invest in the stock of "passive foreign investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation--other than a "controlled foreign corporation" (i.e., a foreign corporation of which, on any day during its taxable year, more than 50% of the total voting power of its voting stock or the total value of all of its stock is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a fund is U.S. shareholder (effective for their taxable years beginning November 1, 1998)--that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which may have to be distributed by the fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

     Effective for their taxable years beginning November 1, 1998, each fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years. A fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would have provided a similar election with respect to the stock of certain PFIC's.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

     If a fund has an "appreciated financial position"--generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     A fund may acquire zero coupon or other securities issued with original issue discount or Treasury Inflation-Protection Securities ("TIPS"), on which principal is adjusted based on changes in the Consumer Price Index. A fund must include in its gross income the portion of the original issue discount (including the amount of any principal increases on TIPS) that accrues on such securities during the taxable year, even if the fund receives no corresponding payment on them during the year. Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

                               OTHER INFORMATION

     MASSACHUSETTS BUSINESS TRUSTS. Each Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a fund could, under certain circumstances, be held personally liable for the obligations of the fund or its Trust. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. Each Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the relevant fund. The board members intend to conduct each fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

     CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

     VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of a Trust may elect all of the board members of that Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of each series of Investment Trust and Managed Trust will be voted separately, except when an aggregate vote of all the series is required by law.

     The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of a Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of a Trust.

     CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

     PRIOR NAMES. Prior to August 25, 1995, the name of Global Equity Fund was "Mitchell Hutchins/Kidder, Peabody Global Equity Fund." Prior to February 13, 1995, the name of the fund was "Kidder, Peabody Global Equity Fund." Prior to November 10, 1995, the fund's Class B shares were known as "Class E" shares and its Class C shares were known as "Class B" shares, and the fund's Class Y shares were known as "Class C" shares.

     Prior to November 10, 1995, Global Income Fund's Class C shares were known as "Class D" shares, and the fund's Class Y shares were known as "Class C" shares.

     Prior to November 1, 1995, the name of Emerging Markets Equity Fund was "Mitchell Hutchins/Kidder Peabody Emerging Markets Equity Fund." Prior to February 13, 1995, the name of the fund was "Kidder, Peabody Emerging Markets Equity Fund." Prior to November 10, 1995, the fund's Class C shares were called "Class B" shares, and the fund's Class Y shares were called "Class C" shares. New Class B shares were not offered prior to December 5, 1995.

     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for Asia Pacific Growth Fund, Emerging Markets Equity Fund and Global Equity Fund and employs foreign sub-custodians approved by the respective boards in accordance with applicable requirements under the 1940 Act to provide custody of the funds' foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as custodian for Global Income Fund and employs foreign sub-custodians approved by the fund's board in accordance with those same requirements to provide custody of the fund's foreign assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     COMBINED PROSPECTUS. Although each fund is offering only its own shares, it is possible that a fund might become liable for a misstatement in the Prospectus about another fund. The board of each fund has considered this factor in approving the use of a single, combined Prospectus.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for Asia Pacific Growth Fund, Emerging Markets Equity Fund and Global Equity Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for Global Income Fund.

                             FINANCIAL STATEMENTS

     Each fund's Annual Report to Shareholders for its last fiscal year ended October 31, 1998 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors or independent accountants appearing therein are incorporated herein by this reference.

                                   APPENDIX

                              RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through CAA. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

     AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by a fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute an offering by any fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.


                                  ____________



                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
The Funds and Their Investment Policies.............................    1
The Funds' Investments, Related Risks and Limitations...............    5
Strategies Using Derivative Instruments.............................   22
Trustees and Officers; Principal Holders of
 Securities.........................................................   29
Investment Advisory and Distribution
 Arrangements.......................................................   35
Portfolio Transactions..............................................   43
Reduced Sales Charges, Additional Exchange and
 Redemption Information and Other Services..........................   45
Conversion of Class B Shares........................................   49
Valuation of Shares.................................................   50
Performance Information.............................................   50
Taxes...............................................................   54
Other Information...................................................   57
Financial Statements................................................   58
Appendix............................................................  A-1



                                  PaineWebber
                              Global Equity Fund

                                  PaineWebber
                              Global Income Fund

                                  PaineWebber
                                 Asia Pacific
                                  Growth Fund

                                  PaineWebber
                               Emerging Markets
                                  Equity Fund



              __________________________________________________

                      Statement of Additional Information

                                 March 1, 1999

              __________________________________________________




                                  PAINEWEBBER

                           PART C. OTHER INFORMATION
                           -------------------------

Item 23.   Exhibits
           --------

     (1)    (a)  Amended and Restated Declaration of Trust 1/
                                                           -

            (b)  Amendment to Declaration of Trust effective April 8, 1998 2/
                                                                           -
            (c)  Amendment to Declaration of Trust effective July 9, 1998 2/
                                                                          -

            (d) Amendment to Declaration of Trust effective August 19, 1998 (to be filed)

     (2)  Restated By-Laws 1/
                           -

     (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 3/
                                 -

     (4)  (a)  Investment Advisory and Administration Contract 1/
                                                               -

          (b) Investment Advisory and Administration Contract with respect to PaineWebber Tax-Managed Equity Fund (to be filed)

          (c) Investment Advisory Fee Agreement with respect to PaineWebber Utility Income Fund 1/
                                   -

          (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund 1/
                                                    -

          (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund 4/
                                        -

          (f) Form of Investment Advisory and Administration Contract with respect to PaineWebber International Equity Fund (to be filed)

          (g) Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S. Government Income Fund 5/
                                                    -

          (h) Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 4/
                           -

          (i) Form of Sub-Advisory Contract with respect to PaineWebber International Equity Fund (tobe filed)

     (5)  (a)  Distribution Contract with respect to Class A Shares 1/
                                                                    -

          (b) Distribution Contract with respect to Class B Shares 1/
                                                                   -

          (c) Distribution Contract with respect to Class C Shares 6/
                                                                   -

          (d) Distribution Contract with respect to Class Y Shares 6/
                                                                   -

          (e)  Exclusive Dealer Agreement with respect to Class A Shares 1/
                                                                         -

          (f)  Exclusive Dealer Agreement with respect to Class B Shares 1/
                                                                         -

          (g)  Exclusive Dealer Agreement with respect to Class C Shares 6/
                                                                         -

          (h)  Exclusive Dealer Agreement with respect to Class Y Shares 6/
                                                                         -

     (6)  Bonus, profit sharing or pension plans - none

     (7)  Custodian Agreement 1/
                              -

     (8)  Transfer Agency Agreement 7/
                                    -

     (9)  Opinion and consent of counsel (to be filed)

     (10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

     (11) Financial statements omitted from prospectus - none

     (12) Letter of investment intent 1/
                                      -

     (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (to be filed)

          (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (to be filed)

          (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (to be filed)

     (14) and

     (27) Financial Data Schedule (to be filed)

     (15) Plan pursuant to Rule 18f-3 9/
                                      -

_________________

1/   Incorporated by reference from Post-Effective Amendment No. 52 to the
-    registration statement, SEC File No. 2-91362, filed February 27, 1998.

2    Incorporated by reference from Post-Effective Amendment No. 54 to the
-    registration statement, SEC File No. 2-91362, filed July 21, 1998.

3/   Incorporated by reference from Articles III, VIII, IX, X and XI of
- Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

4/   Incorporated by reference from Post Effective Amendment No. 50 to the
-    registration statement, SEC File No. 2-91362, filed July 7, 1997.

5/   Incorporated by reference from Post-Effective Amendment No. 37 to the
-    registration statement, SEC File No. 2-91362, filed March 31, 1995.

6/   Incorporated by reference from Post-Effective Amendment No. 39 to the
-    registration statement, SEC File No. 2-91362, filed February 14, 1996.

7/   Incorporated by reference from Post-Effective Amendment No. 53 to the
-    registration statement, SEC File No. 2-91362, filed March 31, 1998.

8/   Incorporated by reference from Post-Effective Amendment No. 43 to the
-    registration statement, SEC File No. 2-91362, filed July 31, 1996.


Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

     None.

Item 25. Indemnification
         ---------------

     Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with, or having a claim against, the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

     Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, the trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

     Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Section 9 of each Investment Advisory and Administration Contract ("Advisory Contract") between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Trust provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. The sub-advisory contracts with respect to PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Asia Pacific Growth Fund and PaineWebber International Equity Fund contain similar provisions with respect to those sub-advisers. Section 10 of the Advisory Contract provides that the trustees shall not be liable for any obligations of the Trust under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the trustees.

     Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with each Distribution Contract.

     Section 9 of each Exclusive Dealer Agreement contains provisions similar to
Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

     Section 10 of each Distribution Contract contains provisions similar to that of Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

     Mitchell Hutchins, a Delaware corporation, is a registered investment advisor and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

     Pacific Investment Management Company ("PIMCO") serves as sub-adviser for PaineWebber Low Duration U.S. Government Income Fund. PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P., a publicly traded company listed on the New York Stock Exchange under the symbol "PA" and PIMCO Partners, G.P., a a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC., a
limited liability company controlled by the PIMCO managing directors.   PIMCO is
primarily engaged in the investment advisory business. Information as to the officers and managing directors and partners of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

     Schroder Capital Management International Inc. ("Schroder Capital") serves as investment sub-adviser for PaineWebber Asia Pacific Growth Fund. Schroder Capital, a New York corporation, is a registered investment adviser and a wholly owned subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroder Capital is primarily engaged in the investment advisory business. Information as to the officers and directors of Schroder Capital is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-15834), and is incorporated herein by reference.

     Invista Capital Management, Inc. ("Invista") is expected to serve as investment sub-adviser for PaineWebber International Equity Fund. Invista, an Iowa Corporation, is a registered investment adviser and is an indirect, wholly owned subsidiary of Principal Life Insurance Company. Invista is primarily engaged in the investment advisory business. Information as to the officers and directors of Invista is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-23020), and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

     (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following other investment companies:

          ALL-AMERICAN TERM TRUST INC.
          GLOBAL HIGH INCOME DOLLAR FUND INC.
          GLOBAL SMALL CAP FUND INC.
          INSURED MUNICIPAL INCOME FUND INC.
          INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

          MANAGED HIGH YIELD FUND INC.
          MANAGED HIGH YIELD PLUS FUND INC.
          MITCHELL HUTCHINS INSTITUTIONAL SERIES
          MITCHELL HUTCHINS PORTFOLIOS
          MITCHELL HUTCHINS SERIES TRUST
          PAINEWEBBER AMERICA FUND
          PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
          PAINEWEBBER INDEX TRUST
          PAINEWEBBER INVESTMENT SERIES
          PAINEWEBBER INVESTMENT TRUST
          PAINEWEBBER INVESTMENT TRUST II
          PAINEWEBBER MANAGED ASSETS TRUST
          PAINEWEBBER MANAGED INVESTMENTS TRUST
          PAINEWEBBER MASTER SERIES, INC.
          PAINEWEBBER MUNICIPAL SERIES
          PAINEWEBBER MUTUAL FUND TRUST
          PAINEWEBBER OLYMPUS FUND
          PAINEWEBBER SECURITIES TRUST
          STRATEGIC GLOBAL INCOME FUND, INC.
          2002 TARGET TERM TRUST INC.

     (b) Mitchell Hutchins is the principal underwriter for the Registrant. PaineWebber acts as exclusive dealer for the shares of the Registrant. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                                                                                    Position and Offices with
Name                                       Position With Registrant              Underwriter or Exclusive Dealer
-----------------------------------   ------------------------------------  ------------------------------------------
Margo N. Alexander                   President and Trustee                  President, Chief Executive Officer and a
                                                                            Director of Mitchell Hutchins and
                                                                            Executive Vice President and a Director
                                                                            of PaineWebber

Mary C. Farrell                      Trustee                                Managing Director, Senior Investment
                                                                            Strategist and member of Investment
                                                                            Policy Committee of PaineWebber

Julianna Berry                       Vice President                         First Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Lawrence Chinsky                     Vice President and Assistant           Assistant Vice President and Investment
                                     Treasurer                              Monitoring Officer of the Mutual Fund
                                                                            Finance Department of Mitchell Hutchins

Dianne E. O'Donnell                  Vice President and Secretary           Senior Vice President and Deputy General
                                                                            Counsel of Mitchell Hutchins

Karen L. Finkel                      Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

                                                                                    Position and Offices with
Name                                       Position With Registrant              Underwriter or Exclusive Dealer
-----------------------------------   ------------------------------------  ------------------------------------------
James F. Keegan                      Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

John J. Lee                          Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Thomas J. Libassi                    Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Dennis McCauley                      Vice President                         Managing Director and Chief Investment
                                                                            Officer - Fixed Income of Mitchell
                                                                            Hutchins

Ann E. Moran                         Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Emil Polito                          Vice President                         Senior Vice President and Director of
                                                                            Operations and Control of Mitchell
                                                                            Hutchins

Victoria E. Schonfeld                Vice President                         Managing Director and General Counsel of
                                                                            Mitchell Hutchins

Paul H. Schubert                     Vice President and Treasurer           Senior Vice President and Director of the
                                                                            Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Nirmal Singh                         Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Barney A. Taglialatela               Vice President and Assistant           Vice President and a Manager of the
                                     Treasurer                              Mutual Fund Finance Department of
                                                                            Mitchell Hutchins

Mark A. Tincher                      Vice President                         Managing Director and Chief Investment
                                                                            Officer - U.S. Equity Investments of
                                                                            Mitchell Hutchins

Craig M. Varrelman                   Vice President                         Senior Vice President and a Portfolio
                                                                            Manager of Mitchell Hutchins

Keith A. Weller                      Vice President and Assistant           First Vice President and Associate
                                     Secretary                              General Counsel of Mitchell Hutchins

     (c) None.

Item 28. Location of Accounts and Records
         --------------------------------

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services
         -------------------

     Not applicable.

Item 30. Undertakings
         ------------

     None.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of December, 1998.



                    PAINEWEBBER MANAGED INVESTMENTS TRUST

                    By: /s/ Dianne E. O'Donnell
                       -----------------------------
                       Dianne E. O'Donnell
                       Vice President and Secretary



  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                     Title                              Date
--------------------------------------------  --------------------------------------  --------------------------
/s/ Margo N. Alexander
--------------------------------------------          President and Trustee               December 28, 1998
Margo N. Alexander *                                (Chief Executive Officer)

/s/ E. Garrett Bewkes, Jr.
--------------------------------------------           Trustee and Chairman               December 28, 1998
E. Garrett Bewkes, Jr. *                             of the Board of Trustees

/s/ Richard Q. Armstrong
--------------------------------------------                 Trustee                      December 28, 1998
Richard Q. Armstrong *

/s/ Richard R. Burt
--------------------------------------------                 Trustee                      December 28, 1998
Richard R. Burt *

/s/ Mary C. Farrell
--------------------------------------------                 Trustee                      December 28, 1998
Mary C. Farrell *

/s/ Meyer Feldberg
--------------------------------------------                 Trustee                      December 28, 1998
Meyer Feldberg *

/s/ George W. Gowen
--------------------------------------------                 Trustee                      December 28, 1998
George W. Gowen *

/s/ Frederic V. Malek
--------------------------------------------                 Trustee                      December 28, 1998
Frederic V. Malek *

/s/ Carl W. Schafer
--------------------------------------------                 Trustee                      December 28, 1998
Carl W. Schafer *

/s/ Paul H. Schubert
--------------------------------------------   Vice President and Treasurer (Chief        December 28, 1998
Paul H. Schubert                                Financial and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

                     PAINEWEBBER MANAGED INVESTMENTS TRUST

                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
----------
     (1)  (a)  Amended and Restated Declaration of Trust 1/

          (b)  Amendment to Declaration of Trust effective April 8, 1998 2/
                                                                         -

          (c)  Amendment to Declaration of Trust effective July 9, 1998 2/
                                                                        -

          (d) Amendment to Declaration of Trust effective August 19, 1998 (to be filed)

     (2)  Restated By-Laws 1/
                           -

     (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 3/
                                 -

     (4)  (a)  Investment Advisory and Administration Contract 1/
                                                               -

          (b) Investment Advisory and Administration Contract with respect to PaineWebber Tax-Managed Equity Fund (to be filed)

          (c) Investment Advisory Fee Agreement with respect to PaineWebber Utility Income Fund 1/
                                   -

          (d) Investment Advisory Fee Agreement with respect to PaineWebber Low Duration U.S. Government Income Fund 1/
                                                    -

          (e) Investment Advisory Fee Agreement with respect to PaineWebber Asia Pacific Growth Fund 4/
                                        -

          (f) Form of Investment Advisory and Administration Contract with respect to PaineWebber International Equity Fund (to be filed)

          (g) Sub-Investment Advisory Contract with respect to PaineWebber Low Duration U.S. Government Income Fund 5/
                                                    -

          (h) Sub-Advisory Contract with respect to PaineWebber Asia Pacific Growth Fund 4/
                           -

          (i) Form of Sub-Advisory Contract with respect to PaineWebber International Equity Fund(to be filed)

     (5)  (a)  Distribution Contract with respect to Class A Shares 1/
                                                                    -

          (b)  Distribution Contract with respect to Class B Shares 1/
                                                                    -

          (c)  Distribution Contract with respect to Class C Shares 6/
                                                                    -

          (d)  Distribution Contract with respect to Class Y Shares 6/
                                                                    -

          (e)  Exclusive Dealer Agreement with respect to Class A Shares 1/
                                                                         -

          (f)  Exclusive Dealer Agreement with respect to Class B Shares 1/
                                                                         -

          (g)  Exclusive Dealer Agreement with respect to Class C Shares 6/
                                                                         -

          (h)  Exclusive Dealer Agreement with respect to Class Y Shares 6/
                                                                         -

     (6)  Bonus, profit sharing or pension plans - none

     (7)  Custodian Agreement 1/
                              -

     (8)  Transfer Agency Agreement 7/
                                    -

     (9)  Opinion and consent of counsel (to be filed)

     (10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

     (11) Financial statements omitted from prospectus - none

     (12) Letter of investment intent 1/
                                      -

     (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (to be filed)

          (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (to be filed)

          (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (to be filed)

     (14) and

     (27) Financial Data Schedule (to be filed)

     (15) Plan pursuant to Rule 18f-3 9/
                                      -

_________________

1/   Incorporated by reference from Post-Effective Amendment No. 52 to the
-
     registration statement, SEC File No. 2-91362, filed February 27, 1998.

2    Incorporated by reference from Post-Effective Amendment No. 54 to the
-
     registration statement, SEC File No. 2-91362, filed July 21, 1998.

3/   Incorporated by reference from Articles III, VIII, IX, X and XI of
-
     Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

4/   Incorporated by reference from Post Effective Amendment No. 50 to the
-
     registration statement, SEC File No. 2-91362, filed July 7, 1997.

5/   Incorporated by reference from Post-Effective Amendment No. 37 to the
-
     registration statement, SEC File No. 2-91362, filed March 31, 1995.

6/   Incorporated by reference from Post-Effective Amendment No. 39 to the
-
     registration statement, SEC File No. 2-91362, filed February 14, 1996.

7/   Incorporated by reference from Post-Effective Amendment No. 53 to the
-
     registration statement, SEC File No. 2-91362, filed March 31, 1998.

8/   Incorporated by reference from Post-Effective Amendment No. 43 to the
-
     registration statement, SEC File No. 2-91362, filed July 31, 1996.